As filed with the Securities and Exchange Commission on July 11, 2003

                            Registration No. ________



                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___
Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)

                            Safeco Taxable Bond Trust
               (Exact name of Registrant as specified in Charter)

                    4854 - 154th Place NE, Redmond, WA 98052
               (Address of Principal Executive Offices) (Zip Code)
            Registrant's Area Code and Telephone Number: 425-376-8203

                                 Kevin A. Rowell
                              4854 - 154th Place NE
                                Redmond, WA 98052
                     (Name and address of agent for service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on the thirtieth day after it is filed, pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Investor Class, Advisor Class A and Advisor Class B shares of beneficial interest in the series of the Registrant designated Safeco U.S. Government Fund.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because the Registrant has previously registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                            SAFECO TAXABLE BOND TRUST
                                    FORM N-14
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(a)



Item No.                                                 Heading
Part A
1.Beginning of Registration Statement
  and Outside Front Cover Page of
  Prospectus.........................................    Cover Page
2.Beginning and Outside Back Cover Page
  of Prospectus......................................    Table of Contents

3.Fee Table, Synopsis Information and Risk Factors       Summary of the
                                                         Reorganization;
                                                         Principal Risk Factors

4.Information About the Transaction..............        Summary of the
                                                         Reorganization;
                                                         Information About the
                                                         Reorganization

5.Information About the Registrant...............        Summary of the
                                                         Reorganization;
                                                         Information About the
                                                         Reorganization;
                                                         Additional Investment
                                                         Information About the
                                                         Funds; Your Investment
                                                         in the Funds

6.Information About the Company Being Acquired...        Summary of the
                                                         Reorganization;
                                                         Information About the
                                                         Reorganization;
                                                         Additional Investment
                                                         Information About the
                                                         Funds; Your Investment
                                                         in the Funds

7.Voting Information.............................        Summary of the
                                                         Reorganization; Voting
                                                         Information

8.Interest of Certain Persons and
     Experts....................................         Not applicable

9.Additional Information Required for Reoffering by
     Persons Deemed to be Underwriters..........         Not applicable

Part B

10.      Cover Page.............................         Cover Page
11.      Table of Contents........................       Table of Contents
12.      Additional Information About the Registrant     Statement of Additional
                                                         Information of the
                                                         Safeco Taxable Bond
                                                         Trust dated
                                                         April 30, 2003 (1)
13.      Additional Information About the
         Company Being Acquired...................       Not applicable
14.      Financial Statements.....................       Fixed Income Funds
                                                         Investor Class Annual
                                                         Report dated December
                                                         31, 2002 (2)

                                                         Class A, B and C Shares
                                                         Annual Report dated
                                                         December 31, 2002 (3)

                                                         Unaudited Pro Forma
                                                         Combined Financial
                                                         Statements as of
                                                         December 31, 2002

Part C
15.      Indemnification
16.      Exhibits
17.      Undertakings

(1) Incorporated herein by reference to the Registration Statement of the Registrant on Form N-1A filed April 30, 2003 (File No. 33-22132).

(2) Incorporated herein by reference to the Fixed Income Funds Investor Class Annual Report of the Registrant on Form N-30D filed February 28, 2003 (File No. 811-05574).

(3) Incorporated herein by reference to the Class A, B and C Shares Annual Report of the Registrant on Form N-30D filed February 28, 2003 (File No. 811-05574)

                               SAFECO MUTUAL FUNDS

                   Safeco Intermediate-Term U.S. Treasury Fund
                               4854 154th Place NE
                                Redmond, WA 98052

August 15, 2003

Dear Shareholder:

         Please take note that a special meeting of shareholders of the Safeco Intermediate-Term U.S. Treasury Fund (the "Treasury Fund"), a separate series of the Safeco Taxable Bond Trust (the "Trust"), will be held on September 26, 2003, at 8:00 a.m. Pacific time at Safeco Mutual Funds, 5069 154th Place NE, Redmond, WA 98052 (the "Meeting").

         At the Meeting, shareholders of the Treasury Fund will be asked to consider a proposal that the Treasury Fund be reorganized with and merged into the Safeco U.S. Government Fund (the "Government Fund" and collectively with the Treasury Fund, the "Funds"), which is also a separate series of the Trust (the "Reorganization").

         If the proposal is approved and implemented, each shareholder of the Treasury Fund will automatically become a shareholder of the Government Fund, receiving shares of the Government Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's investment in the Treasury Fund. No sales charges will be imposed as a result of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

         The Board of Trustees believes this proposal is in the best interest of the shareholders of the Treasury Fund and unanimously recommends that you vote on the proposal. The Treasury Fund and the Government Fund generally have similar investment objectives, strategies and policies, and also share a common investment advisor (Safeco Asset Management Company), a common principal underwriter (Safeco Securities) and a common transfer, dividend and distribution and shareholder servicing agent (Safeco Services). In addition, the Board of Trustees believes that combining the two Funds would provide Treasury Fund shareholders with an investment in a combined portfolio with a larger asset base and potential future economies of scale leading to lower overall per share expenses.

         As a shareholder, you are being asked to vote on this proposal. The attached proxy materials provide more information about the proposed Reorganization. A statement and a proxy card are enclosed. Please vote your proxy card.

         Your vote on this proposal is important. Please vote as soon as possible to save the expense of additional solicitations. For your convenience, we have established several methods that you can use to cast your vote, including touch tone phone and fax. (Please review the enclosed supplement to choose the best option for you.) If we do not receive your vote as the meeting date approaches, you may be contacted by our proxy solicitor, Georgeson Shareholder Communications, Inc. ("Georgeson"), reminding you to exercise your right to vote. If you have any questions about the proxy materials or need voting assistance, please call 1-800-624-5711.

         We look forward to receiving your vote. Thank you for the trust and confidence you have placed in us and for your attention to this matter.

Sincerely,



Roger F. Harbin, Chairman

                               SAFECO MUTUAL FUNDS

                   Safeco Intermediate-Term U.S. Treasury Fund
                               4854 154th Place NE
                                Redmond, WA 98052


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        to be held on September 26, 2003


To Our Shareholders:

A Special Meeting of Shareholders of the Safeco Intermediate-Term U.S. Treasury Fund ("Treasury Fund"), a series of the Safeco Taxable Bond Trust (the "Trust"), will be held on September 26, 2003, at 8:00 a.m. Pacific time at 5069 154th Place NE, Redmond, Washington 98052 (the "Meeting"), for the following purposes:

         1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of the Treasury Fund by the Safeco U.S. Government Fund ("Government Fund"), a separate series of the Trust, in exchange for shares of the Government Fund and the assumption of all liabilities of the Treasury Fund, followed by the distribution of those shares to the shareholders of the Treasury Fund and subsequent liquidation of the Treasury Fund.

         2. To consider and act upon such other business as may properly come before the Meeting.

The Board of Trustees of the Trust established the close of business on July 31, 2003 as the record date for the determination of Treasury Fund shareholders entitled to receive notice of and to vote at the Meeting and any adjournments thereof.

YOUR VOTE IS VERY IMPORTANT. PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY.

                                              By order of the Board of Trustees,


                                                      Roger F. Harbin, Chairman


August 15, 2003

                           PROXY STATEMENT/PROSPECTUS
                                 August 15, 2003

                            SAFECO TAXABLE BOND TRUST
                              4854 - 154th Place NE
                                Redmond, WA 98052
                                 (425) 376-8203

                       Special Meeting of Shareholders of
                   Safeco Intermediate-Term U.S. Treasury Fund
                          to be held September 26, 2003


         This proxy statement/prospectus ("Proxy Statement/Prospectus") is being furnished to shareholders of the Safeco Intermediate-Term U.S. Treasury Fund (the "Treasury Fund"), a series of Safeco Taxable Bond Trust, a Delaware statutory trust (the "Trust"), in connection with the solicitation of proxies from its shareholders by its Board of Trustees for use at a special meeting of its shareholders to be held on September 26, 2003 at 8:00 a.m. Pacific time, at the offices of the Trust located at 5069 - 154th Place NE, Redmond, Washington 98052, and at any adjournment thereof (the "Meeting").

         As more fully described in this Proxy Statement/Prospectus, the purpose of the Meeting is to vote on a proposed reorganization (the "Reorganization") in which the Safeco U.S. Government Fund (the "Government Fund"), another series of the Trust, would acquire all the assets of the Treasury Fund, in exchange solely for shares of the Government Fund and the assumption by the Government Fund of all the liabilities of the Treasury Fund. Those shares of the Government Fund would then be distributed to the shareholders of the Treasury Fund, so that each shareholder would receive a number of full and fractional shares of the Government Fund having an aggregate value that, on the effective date of the Reorganization, would equal the aggregate net asset value of the shareholder's shares of the Treasury Fund. As soon as practicable following the distribution of shares, the Treasury Fund would be liquidated.

         The Treasury Fund and the Government Fund are collectively referred to as the "Funds," and each individually as a "Fund," in this Proxy
Statement/Prospectus.

         If the Reorganization is approved by the shareholders of the Treasury Fund, holders of Investor Class shares of the Treasury Fund will receive Investor Class shares of the Government Fund. In calculating any redemption fee on Investor Class shares, the period during which a shareholder held the Investor Class shares of the Treasury Fund will be included in the holding period. Holders of Advisor Class A shares of the Treasury Fund will receive Advisor Class A shares of the Government Fund (each such class of shares, "Class A shares"). No sales charge will be imposed on the Class A shares of the Government Fund received by Treasury Fund shareholders in the Reorganization. Holders of Advisor Class B shares of the Treasury Fund will receive Advisor Class B shares of the Government Fund (each such class of shares, "Class B Shares"). Subsequent to the Reorganization, any contingent deferred sales charge ("CDSC") that applied to a shareholder's Class B shares of the Treasury Fund at the time of the Reorganization will continue to apply for the holding period applicable at the time of the Reorganization. In calculating any applicable CDSC, the period during which a shareholder held the Class B shares of the Treasury Fund will be included in the holding period. The Reorganization is being structured as a tax-free reorganization. See "Information About the Reorganization - Federal Income Tax Consequences of the Reorganization." Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

         In the event that the Reorganization is not approved by the shareholders of the Treasury Fund, or the Reorganization is not consummated for any other reason, management intends to ask the Board of Trustees to consider approving the liquidation of the Treasury Fund as promptly as possible. For information about the possible consequences of a liquidation of the Treasury Fund to its shareholders, please see "Information About the Reorganization - The Reorganization Agreement."

         The Treasury Fund is a diversified series of the Trust. Its investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Treasury Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities such as Treasury bills, notes and bonds issued at various schedules and maturities. The Treasury Fund's portfolio will maintain an average dollar-weighted maturity of between three and ten years, although the maturity of individual securities may be out of that range. In addition, the Treasury Fund may invest in separate trading of registered interest and principal of securities (STRIPS), and up to 20% of its assets in other U.S. Government securities and corporate debt securities such as securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB), the Federal Home Loan Mortgage Corporation (FHLMC) and the Tennessee Valley Authority (TVA).

          The Government Fund is also a diversified series of the Trust. Its investment objective is to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities. The Government Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets in U.S. Government securities. The Government securities in which the Government Fund invests include (1) mortgage-related securities backed by pools of mortgages, including modified pass-through certificates and collateralized mortgage obligations (CMOs) issued by the GNMA, FHLMC and FNMA, (2) U.S. Treasury bills, notes, bonds and STRIPS, (3) other U.S. government securities that are guaranteed by the full faith and credit of the U.S. Government but are not direct obligations of the U.S. Treasury, (4) U.S. Government-sponsored agency securities (discount notes, notes, bonds and STRIPS) including the FHLMC, FNMA, FHLB, the Federal Farm Credit Bank (FFCB), Federal Agricultural Mortgage Corp
(FAMC) and Student Loan Marketing Association (Sallie Mae), and (5) securities issued by the TVA.

         While the investment objectives, strategies, policies and restrictions of the Treasury Fund and the Government Fund are generally similar, there are certain differences which are described in more detail under "Summary of the Reorganization - Investment Objectives, Strategies and Policies" in this Proxy Statement/Prospectus. In addition, the Treasury Fund and the Government Fund share a common investment advisor, Safeco Asset Management Company ("SAM"), which is described in more detail under "Summary of the Reorganization - Investment Adviser," and common service providers, which are described in more detail under "Summary of the Reorganization - Other Fund Service Providers."

         This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely information about the Funds and the Reorganization that you ought to know before voting. A Statement of Additional Information, dated August 15, 2003, relating to this Proxy Statement/Prospectus and the Reorganization (the "Reorganization Statement of Additional Information") is incorporated herein by reference into this Proxy Statement/Prospectus. If you would like to receive a copy of the Reorganization Statement of Additional Information, Investor Class shareholders should call 1-800-624-5711, and Class A and Class B shareholders should call 1-800-528-6501, or write Safeco Mutual Funds, 5069 - 154th Place NE, Redmond, WA 98052 and you will be mailed one free of charge.

         An Investor Class Prospectus for the Treasury Fund and Government Fund dated May 1, 2003 and an Advisor Classes Prospectus for the Treasury Fund and Government Fund dated May 1, 2003, have been filed with the Securities and Exchange Commission ("SEC") and also are incorporated herein by this reference.

         Also with respect to the Treasury Fund and Government Fund, a (i) Statement of Additional Information for the Treasury Fund and the Government Fund dated May 1, 2003, (ii) Fixed-Income Funds Investor Class Annual Report dated December 31, 2002, and (iii) Class A, B and C Shares Annual Report dated December 31, 2002, have all been filed with the SEC and are also incorporated by reference into the Reorganization Statement of Additional Information.

         Management's discussion of the performance of the Treasury Fund and the Government Fund, which is included in the (i) Fixed-Income Funds Investor Class Annual Report dated December 31, 2002, and (ii) Class A, B and C Shares Annual Report dated December 31, 2002, is attached as Exhibit B to this Proxy Statement/Prospectus.

         The Treasury Fund and Government Fund documents incorporated by reference herein and in the Reorganization Statement of Additional Information, along with additional information about the Funds, have been filed with the SEC and may be obtained without charge, and further inquiries may be made, by calling Safeco Mutual Funds at 1-800-528-6501 or 1-800-624-5711, or writing to Safeco Mutual Funds, P.O. Box 219241 Kansas city, MO 64121-9241. The SEC maintains a web site (http://www.sec.gov) that contains the material incorporated by reference, together with other information regarding the Treasury Fund and the Government Fund. Copies of such material may also be obtained, after paying a duplicating fee, from the Public Reference Section, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                                   i

                                                      PROSPECTUS/PROXY STATEMENT

                                                           Table of Contents

SUMMARY OF THE REORGANIZATION.....................................................................................1
   The Proposed Reorganization....................................................................................1
   Comparative Fee and Expense Tables.............................................................................3
   Example of Effect on Fund Expenses............................................................................10
   Investment Objectives, Strategies and Policies................................................................11
   Forms of Organization.........................................................................................13
   Investment Adviser............................................................................................13
   Other Fund Service Providers..................................................................................13
   Trustees and Officers.........................................................................................13
   Operations of the Government Fund Following the Reorganization................................................14
   Performance...................................................................................................15
   Purchases.....................................................................................................19
   Redemptions...................................................................................................19
   Exchanges.....................................................................................................19
   Dividends and Other Distributions.............................................................................20
   Federal Income Tax Consequences of the Reorganization.........................................................20
PRINCIPAL RISK FACTORS...........................................................................................20
INFORMATION ABOUT THE REORGANIZATION.............................................................................22
   Reasons for the Reorganization................................................................................22
   The Reorganization Agreement..................................................................................23
   Description of the Securities to be Issued....................................................................24
   Federal Income Tax Consequences...............................................................................24
   Capitalization................................................................................................25
ADDITIONAL INVESTMENT INFORMATION ABOUT THE FUNDS................................................................26
   Financial Highlights..........................................................................................27
   Fund Distributions and Tax Considerations.....................................................................33
      Distributions from a Fund..................................................................................33
      Tax Considerations.........................................................................................33
YOUR INVESTMENT IN THE FUNDS.....................................................................................35
   How We Calculate the Value of Your Shares and Value Fund Assets...............................................35
   Choosing a Share Class........................................................................................36
   Sales Charge Reductions and Waivers...........................................................................40
   Opening Your Account and Transacting Business.................................................................42
   Buying, Selling, and Exchanging Shares........................................................................45
   Maintaining Your Account......................................................................................48
VOTING INFORMATION...............................................................................................50
OTHER INFORMATION................................................................................................52
MISCELLANEOUS....................................................................................................53
EXHIBIT A: Form of Agreement and Plan of Reorganization.........................................................A-1
EXHIBIT B: Management's Discussion of Fund Performance..........................................................B-1



                          SUMMARY OF THE REORGANIZATION

The following is a summary of certain information contained in this Prospectus/Proxy Statement and the Agreement and Plan of Reorganization, which governs the terms of the Reorganization and is attached as Exhibit A (the "Reorganization Agreement"). As discussed more fully below, the Board of Trustees believes that the Reorganization would benefit the shareholders of the Treasury Fund. The Treasury Fund and the Government Fund, although different, are essentially compatible in terms of their investment objectives, strategies and policies.

The Proposed Reorganization

The Board of Trustees considered and approved the Reorganization at a meeting held on June 27, 2003. As set forth in the Reorganization Agreement, the Reorganization provides for:

o the acquisition of all the assets of the Treasury Fund by the Government Fund, in exchange for shares of the Government Fund having an aggregate value equal to the net asset value of the Treasury Fund, and the assumption by the Government Fund of all the liabilities of the Treasury Fund;

o the distribution to each of the shareholders of the Treasury Fund of the shares of the Government Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's holdings in the Treasury Fund as of the day the Reorganization is completed; and

o        the complete liquidation of the Treasury Fund.

If the Reorganization is approved by the shareholders of the Treasury Fund, shareholders of each class of shares of the Treasury Fund will receive shares of a comparable class of the Government Fund in the Reorganization. For example:

If you own this class of shares of the      You will receive this class of
Treasury Fund . . .                         shares of the Government Fund in the
                                            Reorganization

Investor Class..................................................Investor Class
Class A................................................................Class A
Class B................................................................Class B

The Reorganization will occur as of the close of business on or about September 26, 2003, or at a later date when the Reorganization is approved and all contingencies have been met (the "Closing Date"). See "Information about the Reorganization" below.

Because of the similarity and overlap in the investment objectives, strategies, policies and restrictions of the Treasury Fund and the Government Fund (as described above in "Investment Objectives, Policies and Restrictions"), substantially all of the Treasury Fund's holdings would be permissible portfolio holdings of the Government Fund. However, as some of the Treasury Fund's holdings may not be compatible with the Government Fund's investment strategies, a portion of the Treasury Fund's securities holdings may be sold prior to or shortly after the Reorganization.

Prior to the Reorganization, the Treasury Fund will sell most, if not all, of any assets that cannot be held by the Government Fund. This is not expected to be a large amount due to the overlap of the Funds' investment objectives, strategies, policies and restrictions. The proceeds of such sales will be held in temporary investments or reinvested in assets that qualify to be held by the Government Fund. The possible need for the Treasury Fund to dispose of assets prior to the Reorganization could result in selling securities at a disadvantageous time and could result in its realizing losses that would not otherwise have been realized. Alternatively, these sales could result in the Treasury Fund's realization of gains that would not otherwise have been realized, which would be included in a distribution to its shareholders just prior to the Reorganization. In any event, these sales of assets and any new purchases will involve brokerage and other transactional expenses to the Treasury Fund. However, it is expected that the Reorganization would not result in material brokerage or other transactional costs to the Treasury Fund or the realization by it of a significant amount of net capital gains as a result of the disposition of portfolio securities.

Within a few days after the consummation of the Reorganization, the following changes will be made to the Government Fund, each of which do not require shareholder approval:

o The Government Fund will change its name to the "Safeco Intermediate-Term U.S. Government Fund."

o The Government Fund's investment objective will be changed to reflect that the Government Fund will seek as high a level of current income as is consistent with the preservation of capital by investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

o The Government Fund's non-fundamental investment policy of investing at least 80% of its assets in U.S. Government securities will be modified to investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

o The Government Fund will have a non-fundamental investment policy of having a dollar-weighted average maturity of generally between three and ten years, although the maturity of individual securities may be out of that range.

o The benchmark of the Government Fund will be changed to the Lehman Brothers Intermediate Government Index.

For the reasons set forth below under "Information About the Reorganization - Reasons for the Reorganization," the Board of Trustees, including its trustees who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Trust, has determined that the Reorganization is in the best interests of the Treasury Fund and that the interests of shareholders of the Treasury Fund would not be diluted as a result of the Reorganization. Accordingly, the Board of Trustees unanimously recommends approval of the Reorganization.

Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Treasury Fund with all classes voting together and not separately by class, as described more in the section entitled "Voting Information" below.

Comparative Fee and Expense Tables

As shown in the tables below, the fees and expense ratios of the Investor Class, Class A and Class B shares of the Treasury Fund differ from the fees and expense ratios of the corresponding classes of the Government Fund in the following respects:

     Investor Class Shares

o Unlike Investor Class shares of the Treasury Fund, Investor Class shares of the Government Fund impose a 2.00% redemption fee for shares held less than 90 days in the Government Fund;

o Unlike Investor Class shares of the Treasury Fund, Investor Class shares of the Government Fund impose a 2.00% exchange fee for shares held less than 90 days in the Government Fund; and

o Investor Class shares of the Government Fund incur lower total and net annual operating expenses than do Investor Class shares of the Treasury Fund.

     Class A Shares

o Class A shares of the Government Fund incur lower total annual operating expenses than do Class A shares of the Treasury Fund, although the Class A shares of both Funds incur the same net annual operating expenses after taking into account contractual expense reimbursements.

     Class B Shares

o Class B shares of the Government Fund incur higher total annual operating expenses than do Class B shares of the Treasury Fund, although the Class B shares of both Funds incur the same net annual operating expenses after taking into account contractual expense reimbursements.

Although these expense ratios are historical only, the terms of the contracts that the Government Fund has with its service providers and the higher asset levels of the Government Fund support an expectation of lower costs for the combined fund. As of March 31, 2003, the Treasury Fund had assets of approximately $34 million, while the Government Fund had assets of approximately $57 million.

Fees and expenses incurred by the Treasury Fund and the Government Fund, along with pro forma fees for the Government Fund after the Reorganization, are shown in the tables below. The operating expenses shown below are for the year ended December 31, 2002.


------------------------------------------------------------------------------
Fees and Expenses of the Treasury Fund and Government Fund (Investor Class)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Sales Charges and Shareholder Fees (fees paid directly from your account)

----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
                                                                                                Pro Forma Government
                                                        Treasury Fund       Government Fund             Fund
Investor Class Shares
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Redemption fees for shares held less than 90               None                  2.00%                  2.00%
days in the Fund1

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Exchange fees for shares held less than 90 days            None                  2.00%                  2.00%
in the Fund

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Wire redemption fee2                                       $20                    $20                    $20

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Annual low balance fee3                                    $12                    $12                    $12


-------------------------------------------------- --------------------- ---------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses (expenses deducted from Fund assets)

----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Management Fees                                           0.55%                  0.55%                  0.55%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
12b-1 fees                                                 None                  None                   None
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Other expenses                                            0.52%                  0.38%                  0.36%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Total annual operating expenses                           1.07%                  0.93%                  0.91%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Expense reimbursement4                                    0.12%                  None                   None
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Net annual operating expenses                             0.95%                  0.93%                  0.91%
-------------------------------------------------- --------------------- ---------------------- ----------------------

1    Excluding exchanges.

2    There is a higher charge for international wire redemptions.

3 A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Respective Fund.

4 Safeco Asset Management Company (SAM), the Funds' advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of .40% per annum of each Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest or extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Government Fund to the extent that for the Investor Class shares its total expenses exceed the rate of 0.74% per annum of its average daily net assets.

----------------------------------------------------------------------------------------------------------------------
Fees and Expenses of the Treasury Fund and Government Fund (Class A)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Sales Charges and Shareholder Fees (fees paid directly from your account)


----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
                                                                                                Pro Forma Government
                                                      Treasury Fund        Government Fund             Fund

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Maximum sales charge ("load") imposed on                  4.50%                  4.50%                 4.50%2
purchases (as a percentage of purchase price)1

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Maximum deferred sales charge ("load") (as a               None                  None                   None
percentage of sale or purchase price, whichever
is less)

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Sales charge on reinvested dividends                       None                  None                   None

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Redemption fees3                                           None                  None                   None

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Exchange fees                                              None                  None                   None

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Annual low balance fee4                                    $12                    $12                    $12


-------------------------------------------------- --------------------- ---------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses (expenses deducted from Fund assets)

----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Management Fees                                           0.55%                  0.55%                  0.55%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
12b-1 fees                                                0.25%                  0.25%                  0.25%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Other expenses                                            0.65%                  0.61%                  0.52%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Total annual operating expenses                           1.45%                  1.41%                  1.32%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Expense reimbursement5                                    0.25%                  0.21%                  0.12%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Net annual operating expenses                             1.20%                  1.20%                  1.20%
-------------------------------------------------- --------------------- ---------------------- ----------------------

1 Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% deferred sales charge will apply to redemptions made in the first twelve months except with respect to participant-directed redemptions from qualified plans.

2 On October 1, 2003, management intends to lower the maximum sales charge ("load") on purchases of Class A shares of the Funds to 3.50% of the purchase price as part of an overall restructuring of the Safeco family of funds.

3 There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

4 A low balance fee is charged once each year in December for accounts with balances under $1,000 in the respective Fund.

5 Safeco Asset Management Company (SAM), the Funds' advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of each Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest or extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Government Fund to the extent that for the Class A shares its total expenses exceed the rate of 0.99% per annum of the its average daily net assets.


----------------------------------------------------------------------------------------------------------------------
Fees and Expenses of the Treasury Fund and Government Fund (Class B)

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Sales Charges and Shareholder Fees (fees paid directly from your account)

----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
                                                                                                Pro Forma Government
                                                       Treasury Fund        Government Fund             Fund

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Maximum sales charge ("load") imposed on                   None                  None                   None
purchases (as a percentage of purchase price)1

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Maximum deferred sales charge ("load") (as a              5.00%                  5.00%                  5.00%
percentage of sale or purchase price whichever
is less)

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Sales charge on reinvested dividends                       None                  None                   None

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Redemption fees2                                           None                  None                   None

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Exchange fees                                              None                  None                   None

-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Annual low balance fee3                                    $12                    $12                    $12


-------------------------------------------------- --------------------- ---------------------- ----------------------
----------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses (expenses deducted from Fund assets)

----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Management Fees                                           0.55%                  0.55%                  0.55%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
12b-1 fees                                                1.00%                  1.00%                  1.00%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Other expenses                                            0.59%                  0.73%                  0.47%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Total annual operating expenses                           2.14%                  2.28%                  2.02%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Expense reimbursement4                                    0.19%                  0.33%                  0.07%
-------------------------------------------------- --------------------- ---------------------- ----------------------
-------------------------------------------------- --------------------- ---------------------- ----------------------
Net annual operating expenses                             1.95%                  1.95%                  1.95%
-------------------------------------------------- --------------------- ---------------------- ----------------------

1 The contingent deferred sales charge on Class B shares reduces to zero after six years from purchase, and the Class B shares convert to Class A shares at that time.

2 There is a $20 charge for wire redemptions. There is a higher charge for international wire redemptions.

3 A low balance fee is charged once each year in December for accounts with balances under $1,000 in the Fund.

4 Safeco Asset Management Company (SAM), the Funds' advisor, has contractually agreed until April 30, 2009, to pay certain Fund operating expenses that exceed the rate of 0.40% per annum of each Fund's average daily net assets. This arrangement includes all Fund operating expenses except management fees, Rule 12b-1 fees, brokerage commissions, taxes, interest or extraordinary expenses. As of June 26, 2003, SAM began voluntarily reimbursing the Government Fund to the extent that for the Class B shares its total expenses exceed the rate of 1.74% per annum of its average daily net assets.

Example of Effect on Fund Expenses

The Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in the Government Fund, as they presently exist, and the cost of investing in the Government Fund, assuming the Reorganization has been consummated.

The Example shows what your expenses would be if you invested $10,000 in the Fund for the time periods indicated, assuming you reinvest all Fund distributions, earn a 5% annual return each year, and the Fund's net operating expenses remain the same as they were in 2002. Use this Example for a general comparison of investing in the Funds with the cost of investing in other mutual funds. This example is for comparison only, and does not represent the Funds' actual expenses and returns, either past or future. Although your actual costs may be higher or lower, costs based on these assumptions would be:



--------------------------------------------------------- -------------- -------------- --------------- --------------
                                                             1 year         3 years        5 years        10 years*
--------------------------------------------------------- -------------- -------------- --------------- --------------
----------------------------------------------------------------------------------------------------------------------
Treasury Fund

----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Investor Class                                            $97           $303            $525          $1,166

--------------------------------------------------------- -------------- -------------- --------------- --------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Class A                                                  $567           $814           $1,080         $1,839

--------------------------------------------------------- -------------- -------------- --------------- --------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Class B - with redemption                                $698           $912           $1,252         $1,902

--------------------------------------------------------- -------------- -------------- --------------- --------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Class B - without redemption                             $198           $612           $1,052         $1,902

--------------------------------------------------------- -------------- -------------- --------------- --------------
----------------------------------------------------------------------------------------------------------------------
Government Fund

----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Investor Class                                            $95           $296            $515          $1,143

--------------------------------------------------------- -------------- -------------- --------------- --------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Class A                                                  $567           $814           $1,080         $1,839

--------------------------------------------------------- -------------- -------------- --------------- --------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Class B - with redemption                                $698           $912           $1,252         $1,902

--------------------------------------------------------- -------------- -------------- --------------- --------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Class B - without redemption                             $198           $612           $1,052         $1,902

--------------------------------------------------------- -------------- -------------- --------------- --------------
----------------------------------------------------------------------------------------------------------------------
Government Fund (Pro Forma)

----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Investor Class                                            $93           $290            $504          $1,120

--------------------------------------------------------- -------------- -------------- --------------- --------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Class A                                                  $567           $814           $1,080         $1,839

--------------------------------------------------------- -------------- -------------- --------------- --------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Class B - with redemption                                $698           $912           $1,252         $1,902

--------------------------------------------------------- -------------- -------------- --------------- --------------
--------------------------------------------------------- -------------- -------------- --------------- --------------
     Class B - without redemption                             $198           $612           $1,052         $1,902

--------------------------------------------------------- -------------- -------------- --------------- --------------


* Expenses for Class B shares reflect their conversion to Class A shares after six years.


Investment Objectives, Strategies and Policies

The Treasury Fund and the Government Fund generally have similar investment objectives, strategies, policies and restrictions. The portfolio composition of the Funds is very similar in that the respective portfolios of each Fund contain over 90% of their holdings in U.S. Treasury or Government agency securities. However, as described in more detail below, (1) the Government Fund may invest at least 80% of its assets in a larger set of securities than the set of securities in which the Treasury Fund may invest at least 80% of its assets, and
(2) decisions related to whether to buy or sell a security for its respective portfolio differ between each Fund. Although similarities exist between the two Funds, shareholders should consider the differences in investment objectives, policies and restrictions of, as well as the portfolio securities held by, each Fund.

The investment objective of the Treasury Fund is to provide as high a level of current income as is consistent with the preservation of capital. To achieve its objective, under normal circumstances the Fund invests at least 80% of its assets in U.S. Treasury securities such as Treasury bills, notes and bonds issued at various schedules and maturities, as well as STRIPS (Separate Trading of Registered Interest and Principal of Securities), which are also direct obligations of the U.S. Treasury that are created when the interest payments of a U.S. Treasury security are sold separately from the principal payments. In addition to the U.S. Treasury securities described above, the Treasury Fund may also invest up to 20% of its assets in other U.S. Government securities and corporate debt securities. Other U.S. Government securities include: (1) securities supported by the full faith and credit of the U.S. Government that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA, or Ginnie Mae); (2) securities supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA, known as Fannie Mae), the Federal Home Loan Bank (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC, known as Freddie Mac), including subordinated debt issued by these agencies; and (3) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA). The Treasury Fund has a non-fundamental investment policy of maintaining an average dollar-weighted maturity of its portfolio securities of between three and ten years, although the maturity of individual securities may be out of that range.

The investment objective of the Government Fund is to provide as high a level of current interest income as is consistent with the preservation of capital through the purchase of U.S. Government securities. To achieve its objective, under normal circumstances, the Government Fund invests at least 80% of its assets in U.S. Government securities. These securities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. Government, or only by the credit of the issuer itself (although shares of the Government Fund are not guaranteed by the U.S. Government or any government entity). U.S. Government securities in which the Fund invests include, but are not limited to: (1) mortgage-related securities backed by pools of mortgages, including modified pass-through certificates and collateralized mortgage obligations (CMOs), issued by the GNMA, FHLMC, and FNMA; (2) U.S. Treasury bills, notes, bonds, and STRIPS; (3) other U.S. Government securities guaranteed by the full faith of the U.S. Government but not direct obligations of the U.S. Treasury; (4) government-sponsored agency securities (discount notes, notes, bonds and STRIPS) including the FHLMC, FNMA, FHLB, or the Federal Farm Credit Bank (FFCB), Federal Agricultural Mortgage Corp (FAMC), or Student Loan Marketing Association (Sallie Mae); and (5) securities issued by the TVA. The Fund may also invest in mortgage obligations issued by private issuers that are collateralized by obligations issued by the U.S. Government or one of its agencies.

Since the Treasury Fund invests most of its assets in intermediate-term U.S. Treasury securities, trading decisions focus on the maturity of the bonds under consideration. In a falling interest rate environment, the Treasury Fund buys longer maturity bonds. In a rising interest rate environment, the Treasury Fund buys shorter maturity bonds. The Treasury Fund may increase its allocation to U.S. Government agency bonds when they have a more favorable yield premium than do U.S. Treasuries. After choosing the desired maturity, the Treasury Fund attempts to exploit pricing inefficiencies and purchase the least expensive securities in a maturity range. The Treasury Fund may sell a security: (1) if the security is more expensive for its maturity range; (2) to realign the overall maturity of the Treasury Fund's portfolio; (3) if other securities present more attractive investment opportunities; or (4) cash is needed to meet shareholder redemptions.

On the other hand, with respect to the Government Fund, the advisor considers each buy/sell decision as to the effect the transaction may have on the performance of the Government Fund's portfolio as a whole. The decision to buy or sell securities in the Government Fund generally falls into one or more of the following categories:

o The advisor desires to move in or out of various mortgage-backed securities sectors based upon their relative values, to reduce the Government Fund's investment in sectors viewed as overvalued, while increasing the Government Fund's investment in undervalued sectors. The advisor's outlook on interest rates, and the likely effect of a movement in the interest rate market on a homeowner's decision whether to refinance his/her home mortgage, play a part in the advisor's analysis of the relative values of these sectors.

o The advisor will generally shorten or lengthen the Government Fund's average maturity and duration based upon the advisor's long-term interest rate outlook. Duration is a measure of a debt security's sensitivity to interest rates.

o The advisor may on occasion need to raise cash to meet shareholder redemptions. On those occasions, the advisor will consider the same criteria used for buy/sell decisions stated above, as well as the ability to get a fair price for a particular security given then-current market conditions.

Upon the consummation of the Reorganization, certain changes will be made to the Government Fund which are described below in "Summary of Reorganization - Operations of the Government Fund Following the Reorganization."

Forms of Organization

Both of the Funds are series of the Trust, an open-end management investment company that is organized as a Delaware statutory trust with an inception date of May 13, 1993. Each Fund currently has three classes of shares authorized:
Investor Class, Class A and Class B shares.

Investment Adviser

The Treasury Fund is managed by a team of investment professionals at SAM, while the Government Fund is co-managed by Paul Stevenson, Vice President of SAM, Tim Hokari, Assistant Vice President of SAM, and Lesley Fox, Assistant Vice President of SAM. Mr. Stevenson has been a portfolio manager at SAM since 1988. Mr. Hokari and Ms. Fox both joined SAM as portfolio managers in 2000. In 1998 and 1999, Mr. Hokari was an Assistant Vice President and portfolio co-manager at GE Financial Assurance Corporation. From 1998 to 2000, Ms. Fox managed short-term funds for the King County Office of Finance, Treasury Department.

In each case, the managers are jointly and primarily responsible for the day-to-day management of the Funds' respective portfolios. As advisers to the Funds, the managers are responsible for implementing the investment strategies for the Funds and provide investment research, advice and supervision in the ongoing management of the Funds' portfolios. Each Fund pays SAM an annual advisory fee based on a percentage of that Fund's average daily net assets, calculated each business day and paid monthly. Each Fund paid SAM advisory fees at the annual rate of 0.55% of its average daily net assets for the year ended December 31, 2002. SAM is a wholly owned subsidiary of Safeco Corporation, which is located at Safeco Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

Other Fund Service Providers

Safeco Securities, Inc. ("Safeco Securities"), a wholly owned subsidiary of Safeco Corporation, is the principal underwriter of each Fund. Safeco Services Corporation ("Safeco Services"), also a wholly owned subsidiary of Safeco Corporation, is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

Trustees and Officers

The Treasury Fund and the Government Fund, as series of the Trust, share common trustees and officers. The Trustees of the Trust will continue to serve in that capacity for the Government Fund after the Reorganization is consummated. For a complete description of the Trustees and officers of the Government Fund, including a description of each Trustee's principal occupation for the past five years, personal share holdings in the Funds and compensation paid to each trustee, see the May 1, 2003 Statement of Additional Information for the Funds, which is incorporated by reference into the Reorganization Statement of Additional Information.

Operations of the Government Fund Following the Reorganization

Upon consummation of the Reorganization, a number of changes will be made to the Government Fund reflecting a new investment objective, principal investment strategies and non-fundamental policies. First, the Government Fund will change its name to the "Safeco Intermediate-Term U.S. Government Fund." Second, the Government Fund's investment objective will be changed to reflect that the Government Fund "seeks as high a level of current income as is consistent with the preservation of capital by investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities." Third, the Government Fund's non-fundamental investment policy of investing at least 80% of its assets in U.S. government securities will be modified to investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Fourth, the Government Fund will have a non-fundamental investment policy of having a dollar-weighted average maturity of generally between three and ten years, although the maturity of individual securities may be out of that range. Fifth, the benchmark of the Government Fund will be changed to the Lehman Brothers Intermediate Government Index.

Performance

--------------------------------------------------------------------------------
Annual Total Returns for Safeco Intermediate-Term U.S. Treasury Fund
(Investor Class Shares)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    During the ten-year period
12/31/93      10.84%                                shown in the bar chart, the
12/31/94      -3.61%                                highest quarterly return was
12/31/95      16.75%                                6.39% for the quarter ended
12/31/96       0.38%                                September 30, 2002; and the
12/31/97       8.29%                                lowest quarterly return was
12/31/98       9.61%                                -3.45% for the quarter
12/31/99      -1.98%                                ended March 31, 1994.
12/31/00      10.74%
12/31/01       6.07%
12/31/02      10.56%


--------------------------------------------------------------------------------- ------------------------------

----------------------------------------------------------------------------------------------------------------

              Average Annual Total Returns as of December 31, 2002

                                                                           1 year         5 years         10 years


Safeco Intermediate-Term U.S. Treasury Fund Investor Class

Before tax                                                                 10.56%          6.89%           6.58%

After tax on distributions                                                  8.08%          4.68%           4.22%

After tax on distributions and sale of Fund shares                          6.82%          4.46%           4.11%

Merrill Lynch Intermediate-Term Treasury Index*                             9.05%          7.25%           6.83%
---------------------------------------------------------------------- --------------- --------------- ---------------


* The Merrill Lynch Intermediate-Term Treasury Index, an unmanaged index comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

--------------------------------------------------------------------------------
Annual Total Returns for Safeco U.S. Government Fund (Investor Class Shares)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
12/31/93 7.08%
12/31/94 -4.27%                                     During the ten-year period
12/31/95 15.48%                                     shown in the bar chart, the
12/31/96 3.98%                                      highest quarterly return was
12/31/97 8.97%                                      4.79% for the quarter ended
12/31/98 6.84%                                      March 31, 1995; and the
12/31/99 0.16%                                      lowest quarterly return was
12/31/00 9.50%                                      -3.58% for the quarter ended
12/31/01 7.29%                                      March 31, 1994.
12/31/02 9.84%


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------



              Average Annual Total Returns as of December 31, 2002

                                                                           1 year          5 years        10 years


Safeco U.S. Government Fund
Investor Class

Before tax                                                                  9.84%           6.67%          6.36%

After tax on distributions                                                  7.68%           4.25%          3.82%

After tax on distributions and sale of Fund shares                          5.97%           4.11%          3.78%

Merrill Lynch Treasury Index/Agency Master Index*                          11.30%           7.73%          7.54%

---------------------------------------------------------------------- ---------------- -------------- ---------------
*  The Merrill Lynch U.S. Treasury/Agency Master Index, an unmanaged index of U.S. Treasury and U.S. agency securities is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts.

--------------------------------------------------------------------------------
Annual Total Returns for Safeco Intermediate-Term U.S. Treasury Fund
(Class A Shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

12/31/93      10.84%                               During the ten-year period
12/31/94      -3.61%                               shown in the bar chart, the
12/31/95      16.75%                               highest quarterly return was
12/31/96       0.33%                               6.41% for the quarter ended
12/31/97       8.03%                               September 30, 2002; and the
12/31/98       9.08%                               lowest quarterly return was
12/31/99      -2.26%                               -3.45% for the quarter
12/31/00      10.56%                               ended March 31, 1994.
12/31/01       5.70%
12/31/02      10.28%
--------------------------------------------------------------------------------
*Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

--------------------------------------------------------------------------------

              Average Annual Total Returns as of December 31, 2002



Safeco Intermediate-Term U.S. Treasury Fund*

Class A before tax                                                         5.32%          5.58%           5.90%

Class A after tax on distributions                                          3.06%          3.52%           3.63%

Class A after tax on distributions and sale of Fund shares
                                                                            3.59%          3.46%           3.59%

Class B before tax                                                          4.55%          5.50%           5.95%

Merrill Lynch Intermediate-Term Treasury Index**                            9.05%          7.25%           6.83%
----------------------------------------------------------------------- -------------- --------------- ---------------


* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Merrill lynch Intermediate-Term Treasury Index, an unmanaged index comprised of coupon paying bonds valued at $1 billion or more with maturities between 1 to 9.9 years, is for reference only, does not mirror the fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

--------------------------------------------------------------------------------
Annual Total Returns for Safeco U.S. Government Fund (Class A Shares)*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

12/31/93 7.08%                                     During the ten-year period
12/31/94 -4.27%                                    shown in the bar chart, the
12/31/95 15.48%                                    highest quarterly return was
12/31/96 3.98%                                     4.79% for the quarter ended
12/31/97 8.97%                                     March 31, 1995; and the
12/31/98 6.84%                                     lowest quarterly return was
12/31/99 0.16%                                     -3.58% for the quarter ended
12/31/00 9.25%                                     March 31, 1994.
12/31/01 7.02%
12/31/02 9.53%
--------------------------------------------------------------------------------
*Returns have not been restated to reflect Rule 12b-1 fees prior to May 1, 2000, and would be lower if they were.

--------------------------------------------------------------------------------

              Average Annual Total Returns as of December 31, 2002




Safeco U.S. Government Fund*

Class A before tax                                                          4.56%          5.53%           5.79%

Class A after tax on distributions                                          2.62%          3.21%           3.30%

Class A after tax on distributions and sale of Fund shares
                                                                            2.75%          3.23%           3.33%

Class B before tax                                                          3.83%          5.78%           6.08%

The Merrill Lynch U.S Treasury/Agency Master Index**
                                                                           11.30%          7.73%           7.54%
----------------------------------------------------------------------- -------------- --------------- ---------------


* Returns have not been restated to reflect Rule 12b-1 fees prior to September 30, 1996, and would be lower if they were.

** The Merrill Lynch U.S. Treasury/Agency Master Index, an unmanaged index of U.S. Treasury and U.S. agency securities, is for reference only, does not mirror the Fund's investments, and reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who invest in Fund shares through tax-deferred arrangements such as 401(k) plans and Individual Retirement Accounts. After-tax returns are shown only for Class A shares and the after-tax returns for other share classes offered in the prospectus may vary.

Purchases

Investor Class shares of the Treasury Fund and the Government Fund may be purchased directly from Safeco or through a third-party intermediary. Class A and Class B shares of the Treasury Fund and the Government Fund are sold through brokers, registered investment advisors, banks and other financial institutions, which have entered into selling agreements with the Funds' distributor.

Shares of each Fund are sold on a continuous basis at a price based on the net asset value ("NAV") per share next determined after receipt of a purchase order in good form (plus any front-end sales charge applicable to Class A shares). Purchase orders received before the close of regular trading on the New York Stock Exchange ("NYSE") will be processed at the Fund's net asset value as of the close of the NYSE on that day, plus any sales charge. Orders received after the NYSE has closed will be processed at the Fund's NAV (plus any applicable sales charge) as of the next business day. For a more complete discussion of share purchases, see the section of this Proxy Statement/Prospectus entitled "Your Investment in the Funds - How We Calculate the Value of Your Shares and Value Fund Assets."

Redemptions

Shares of all classes of both the Treasury Fund and the Government Fund may be redeemed at any time, subject to certain restrictions, in the same way that shares are purchased, including by mail, by telephone, through certain intermediaries, or through the Funds' Systematic Withdrawal Plan. In addition, Investor Class shares of both Funds may be purchased over the Internet. With respect to all classes of each Fund, telephone redemptions may not be available for retirement accounts, and with respect to Investor Class shares of both Funds, Internet redemptions may not be available for retirement accounts.

Redemptions are made at the NAV per share of each Fund next determined after a request in proper form is received (less any applicable surrender charge or redemption fee). For purposes of determining any surrender charge or redemption fee, shares held the longest will be redeemed first. For a more complete discussion of share redemption procedures, see the section of this Proxy Statement/Prospectus entitled "Your Investment in the Funds - How We Calculate the Value of Your Shares and Value Fund Assets."

Exchanges

Shares of the Government Fund may be exchanged for shares of any of the other funds sponsored by Safeco, provided these funds are eligible for sale in your state. The Government Fund will deduct 2.00% from the value of exchanged shares that were held less than 90 days (not including shares acquired through reinvested distributions or contributions to employer sponsored retirement plans). For purposes of determining this fee, shares held the longest will be redeemed first. With respect to both Funds, exchanges must be at least $1,000, and with respect to Investor Class shares, must satisfy minimum investment amounts for the new funds. There is no sales charge imposed on the exchange of Fund shares of one class for same class shares of another fund, provided ownership of the account may not change. Certain exchange limitations may apply. For a more complete discussion of the Funds' exchange policies, see the section of this Proxy Statement/Prospectus entitled "Your Investment in the Funds - How We Calculate the Value of Your Shares and Value Fund Assets."

Dividends and Other Distributions

Each Fund earns investment income in the form of interest earned on bonds and other securities (and possibly dividends earned on stocks). Each Fund also realizes capital gains and losses, which represent net profits or losses, as the case may be, that a Fund makes on portfolio securities that are sold. Dividends, if any, generally are declared by the Funds each business day and paid monthly. Capital gains distributions and special dividends, if any, are paid by the Funds in March and December.

For more information on the Funds' distributions and taxes, please see the section of this Proxy Statement/Prospectus entitled "Additional Investment Information About the Funds - Fund Distributions and Tax Considerations."

On or as soon as practicable prior to the Closing Date, the Treasury Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income and realized net capital gains, if any, through that date, and distribute that amount plus any previously declared but unpaid distributions, in order to continue to maintain its tax status as a regulated investment company.

Federal Income Tax Consequences of the Reorganization

The Trust will receive an opinion of Sutherland Asbill & Brennan LLP to the effect that the Reorganization will qualify as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, neither the Treasury Fund nor its shareholders will recognize any gain or loss directly as a result of the Reorganization. See "Information About the Reorganization - Federal Income Tax Consequences," below. If the Treasury Fund sells securities prior to the Closing Date, there may be net realized gains or losses to the Treasury Fund. Any net realized gains would increase the amount of any distribution made to the shareholders of the Treasury Fund prior to the Closing Date.

                             PRINCIPAL RISK FACTORS

An investment in the Government Fund is subject to specific risks arising from the types of securities in which the Government Fund invests and general risks arising from investing in any mutual fund. There is no assurance that the Government Fund will meet its investment objective, and investors could lose money by investing in the Government Fund. As with all mutual funds, an investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because the Treasury Fund's investment objective, policies and strategies are similar to those of the Government Fund, an investment in the Government Fund is subject to many of the same specific risks as an investment in the Treasury Fund. The principal specific risks associated with investing in the Government Fund include:

Credit Risk. An issuer of a debt security may not be able to pay its principal and interest. A change in the credit rating of an issuer can impact that value of a security and/or its liquidity.

Inflation Risk.  High inflation can erode the dollar value of debt securities.

Interest Rate Risk. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

Prepayment Risk and Extension Risk. Prepayment risk exists when interest rates fall. Homeowners may refinance their loans resulting in mortgage-backed securities being paid off sooner than anticipated. Reinvesting the returned principal in a lower-interest-rate market would reduce the Government Fund's income. Mortgage-backed securities are also subject to extension risk if interest rates increase and prepayments slow.

Risks Associated with Collateralized Mortgage Obligations (CMOs) and STRIPS. Risks associated with mortgage-backed securities, such as interest rate and prepayment risk, may be amplified if the investment is in a collateralized mortgage obligation (CMO). CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations. With respect to STRIPS (Separate Trading of Registered Interest and Principal of Securities), the prices of STRIPS can be more volatile than other U.S. Treasury securities when market interest rates change.

Liquidity Risk. The Government Fund may not be able to readily sell a security at a fair price. Securities subject to liquidity risk include stocks of small or newly formed companies or below investment-grade debt securities.

Market Risk. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities in which the Government Fund invests to decline in value, causing your investment to be worth less than when you bought it.

Regulatory Risk. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

Strategy Risk. Strategies the advisor uses to achieve the Government Fund's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

                      INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

Currently, the Treasury Fund and the Government Fund are investment portfolios of the same open-end management investment company, namely the Trust, and each Fund must separately bear certain costs of its own operations. Consolidating their separate operations should generally benefit the shareholders of both Funds by promoting more efficient operations on a more cost-effective basis. Also, combining assets of the Funds should create future economies of scale resulting from the larger asset base of the combined fund after the Reorganization. However, there can be no assurance that the combination of the Funds will produce more efficient operations on a cost-effective basis or that economies of scale will be realized.

SAM believes that certain investment management efficiencies and other benefits could be realized through the combination of the Funds. The Reorganization would permit the shareholders of the Treasury Fund to pursue their investment goals in a larger fund that has investment objectives, policies and restrictions that are compatible with those of the Government Fund. In fact, the portfolio composition of the Funds is quite similar, as both Funds contain over 90% of their respective holdings in U.S. Treasury or agency securities. A larger fund should enhance the ability of SAM to effect portfolio transactions on more favorable terms and give SAM greater investment flexibility and the ability to select a larger number of portfolio securities with the attendant benefits of increased diversification. Furthermore, a larger fund should not be as significantly affected by high levels of shareholder redemptions. In addition, the larger aggregate net assets should enable the combined fund over the long term to obtain the benefits of economies of scale, permitting the reduction of certain costs and expenses that may result in lower overall expense ratios through the spreading of fixed costs of operations over a larger asset base. As a general rule, economies of scale can be realized with respect to fixed expenses, such as printing costs and fees for certain professional services, although expenses that are based on the value of assets or on the number of shareholder accounts, such as transfer agent fees, would be largely unaffected by the Reorganization. Moreover, we cannot assure you that economies of scale can be realized.

SAM further believes that as a result of declining assets and disappointing performance, expense ratios for the Treasury Fund are increasing. Without significant asset growth from sales or improvement in the performance of securities markets generally, the Treasury Fund's expenses are expected to increase further.

In light of the foregoing considerations, the Board of Trustees unanimously concluded that the Reorganization is in the best interests of the Treasury Fund, and that the Reorganization would not result in a dilution of the Treasury Fund's shareholders' interests. Similarly, the Board of Trustees also unanimously approved the Reorganization with respect to the Government Fund and determined that the Reorganization is in the best interests of the Government Fund, and that the interests of the shareholders of the Government Fund would not be diluted as a result of the Reorganization.

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the Reorganization Agreement attached to this Proxy Statement/Prospectus as Exhibit A. The Reorganization Agreement provides that
(1) the Government Fund will acquire all of the assets, and assume all of the liabilities, of the Treasury Fund in exchange for shares of the Government Fund,
(2) the shares of the Government Fund received will be distributed to the shareholders of the Treasury Fund, and (3) the Treasury Fund will liquidate. Subject to the satisfaction of the conditions described below, such acquisition is scheduled to occur upon the close of business on September 26, 2003, or on a later date as the parties may agree ("Closing Date").

The number of full and fractional shares of the Government Fund you will receive in the Reorganization will be equal in value to the value of your shares as of the close of regularly scheduled trading on the NYSE on the Closing Date. As promptly as practicable after the Closing Date, the Treasury Fund will liquidate and distribute pro rata to its shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the Government Fund received by the Treasury Fund in the Reorganization. We will accomplish the liquidation and distribution with respect to each class of the Treasury Fund's shares by the transfer of the Government Fund shares then credited to the account of the Treasury Fund on the books of the Government Fund to open accounts on the share records of the Government Fund in the names of the Treasury Fund shareholders. The aggregate net asset value of the Investor Class, Class A and Class B shares of the Government Fund to be credited to the Investor Class, Class A and Class B shareholders of the Treasury Fund, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of the Treasury Fund of the corresponding class owned by Treasury Fund shareholders on the Closing Date. All issued and outstanding shares of the Treasury Fund will simultaneously be canceled on the books of the Treasury Fund, although share certificates representing interests in Investor Class, Class A and Class B shares of the Treasury Fund will represent a number of the corresponding class of Government Fund shares after the Closing Date. The Government Fund will not issue certificates representing the Investor Class, Class A and Class B shares of the Government Fund issued in connection with such exchange.

After such distribution, the Trust will take all necessary steps under the law of the State of Delaware, its Trust Instrument, and any other applicable law to effect a complete dissolution of the Treasury Fund.

The Board of Trustees has determined, with respect to the Treasury Fund and the Government Fund, that (1) the participation in the Reorganization is in the best interests of each Fund, and (2) the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. SAM will bear the expenses of the Reorganization, including the cost of a proxy soliciting agent that has been retained, but excluding brokerage fees and brokerage expenses incurred in connection with the Reorganization.

The Reorganization Agreement may be terminated and the Reorganization abandoned by the Board of Trustees at any time prior to the Closing Date, before or after approval by the shareholders of the Treasury Fund, if circumstances should develop that, in the Board of Trustees' opinion, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Trust, on behalf of either the Treasury Fund or the Government Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirement that the Reorganization Agreement be approved by shareholders of the Treasury Fund and certified copies of the resolutions evidencing such approval shall have been delivered to the Government Fund.

Approval of the Reorganization Agreement will require the affirmative vote of a majority of the shares of the Treasury Fund with all classes voting together and not by class. See the section of this Proxy Statement/Prospectus entitled "Voting Information" for more information.

In the event that shareholders of the Treasury Fund do not approve the Reorganization, management intends to ask the Board of Trustees to consider liquidating the Treasury Fund as promptly as possible. As a result, if the Reorganization is not approved by the shareholders of the Treasury Fund, or is not consummated for any other reason, the Treasury Fund may be liquidated as promptly as possible. If approved by the Board of Trustees, any shares of the Treasury Fund outstanding on the date of the liquidation would be automatically redeemed by the Trust on that date. The proceeds of any such redemption will be equal to the NAV of such shares after all charges, taxes, expenses and liabilities of the Treasury Fund have been paid or provided for. In the event of a liquidation, the Class A shareholders of the Treasury Fund who receive proceeds in the liquidation will not be entitled to receive a refund of any front-end sales load they paid when they purchased their shares. Any contingent deferred sales charges that would otherwise be charged upon the redemption of Class B shares of the Treasury Fund, and any redemption fee that would otherwise be imposed upon the redemption of Class A shares or Investor Class shares of the Treasury Fund, will be imposed if Class B shareholders, Class A shareholders and Investor Class shareholders, respectively, are redeemed as a result of the liquidation. Any liquidation would be expected to be a taxable event for shareholders.

Description of the Securities to be Issued

Treasury Fund shareholders as of the record date, July 31, 2003, will receive full and/or fractional shares of the Government Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above. The Government Fund shares to be issued to the Treasury Fund shareholders and recorded on the shareholder records of the transfer agent will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights, except for the automatic conversion of Class B shares six years after purchase, as more fully described below in "Your Investment in the Funds - How We Calculate the Value of Your Shares and Value Fund Assets."

Federal Income Tax Consequences

The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the Reorganization by the Treasury Fund (except with respect to any contracts described in Section 1256 of the Code), the Government Fund or their respective shareholders. As a condition to the closing of the Reorganization, the Trust will receive a legal opinion to that effect. That opinion will be based upon certain representations made by the Trust on behalf of the Treasury Fund and the Government Fund.

Immediately prior to the Reorganization, the Treasury Fund will pay one or more dividends and/or other distributions that, together with all previous dividends, will have the effect of distributing to its shareholders substantially all of its investment company taxable income for taxable years ending on or prior to the consummation of the Reorganization (computed without regard to any deduction for dividends paid) and its net capital gains, if any, realized in taxable years ending on or prior to the consummation of the Reorganization (computed without regard to any deduction for dividends paid and after reduction for any available capital loss carryforwards). Such dividends will be included in the taxable income of the Treasury Fund's shareholders.

The proposed Reorganization will affect the use of the Funds' respective tax attributes. If there were no Reorganization, the tax attributes of the Treasury Fund would inure solely to the benefit of the shareholders of the Treasury Fund. If the Reorganization occurs, these tax attributes carry over (subject to certain limitations) to the Government Fund. That means that any resulting tax benefits inure to all shareholders of the Government Fund (i.e., both pre-Reorganization shareholders of the Treasury Fund and pre-Reorganization shareholders of the Government Fund).

You should consult your tax advisor regarding the effect, if any, of the proposed Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Capitalization

The following table shows the capitalization of the Treasury Fund and the Government Fund as of December 31, 2002, and the capitalization of the Government Fund on a pro forma basis as of that date after giving effect to the Reorganization (amounts in the table and the footnote are in thousands, except for Net Asset Value Per Share):


------------------------------- ---------------------------- ---------------------------- ----------------------------

                                        Treasury Fund            Government Fund          Pro Forma Government Fund*
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Net Assets:
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Investor Class                       $23,087                      $55,644                      $78,731
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Class A                              $2,799                        $740                        $3,539
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Class B                              $2,139                        $337                        $2,476

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Net Asset Value Per Share:
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Investor Class                       $10.95                        $9.88                        $9.88
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Class A (net asset value             $10.96                        $9.88                        $9.88
       and redemption price
       per share)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Class A (maximum                     $11.48                       $10.35                       $10.35
       offering price per
       share including sales
       charge of 4.50%)
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Class B                              $10.97                        $9.89                        $9.89

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Shares Outstanding:
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Investor Class                        2,108                        5,632                        7,969
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Class A                                255                          75                           358
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
     Class B                                195                          34                           250

------------------------------- ---------------------------- ---------------------------- ----------------------------

* If the Reorganization had taken place on December 31, 2002, the Treasury Fund would have received 2,337, 283 and 216 Investor Class, Class A and Class B shares, respectively, of the Government Fund, which would be available for distribution to its shareholders. No assurances can be given as to the number of Government Fund shares the Treasury Fund will receive on the consummation of the Reorganization. The foregoing is merely an example of what the Treasury Fund would have received and distributed if the Reorganization had been consummated on December 31, 2002, and should not be relied upon to reflect the amount that will actually be received on the consummation of the Reorganization.

                ADDITIONAL INVESTMENT INFORMATION ABOUT THE FUNDS

This Proxy Statement/Prospectus describes the Funds' investment objectives and some of the policies and strategies by which each Fund intends to achieve its goal. Investment percentage requirements apply to a Fund's net assets plus any borrowings for investment purposes. A Fund may exceed investment percentage limits if, after a Fund's investment, market movements cause asset values to change. However, a Fund will adjust its holdings to the extent such changes in asset values impact a Fund's borrowing limits or liquidity policies. More information about each Fund's policies and strategies is in the Funds' Statement of Additional Information.

Investment Objective and Fund Name Changes Without Shareholder Approval. Changes to a Fund's fundamental investment policies require shareholder approval. However, in rare circumstances, a Fund may, with approval from its Board of Trustees, change its investment objective and change a Fund name that suggests a particular type of investment. If this happens, a Fund may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change. Upon the consummation of the Reorganization, the Government Fund will (1) change its name to the "Safeco Intermediate-Term U.S. Government Fund," and (2) change its investment objective to reflect that it will seek as high a level of current income as is consistent with the preservation of capital by investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

Temporary Defensive Strategies. From time to time, a Fund may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. For temporary defensive purposes, a Fund may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. Government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds or repurchase agreements. A Fund taking a temporary defensive position may not achieve its investment objective.

Portfolio Turnover. The Funds may engage in active and frequent trading of their assets. If a Fund does trade this way, it may incur increased transaction costs and brokerage commissions, and may increase the Fund's taxable distributions, all of which can lower the actual return on your investment. The portfolio turnover rate for relevant Funds is shown below in the "Financial Highlights" section of this Proxy Statement/Prospectus.

Financial Highlights

Past performance for the Funds is shown in the Financial Highlights tables. These tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables reflect the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information in the Financial Highlights tables has been audited by Ernst & Young LLP, the Funds' independent auditor, whose report, along with the Funds' financial statements, is incorporated by reference in the Funds' Statement of Additional Information, which is available upon request.











                                              Financial Highlights
                                         (For a Share Outstanding Throughout the Period)



SAFECO Intermediate-Term
U.S. Treasury Fund
Investor Class

                                                                                     For the Year Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
                                                     2002           2001          2000          1999           1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period    $                 $              $             $     10.74
                                                    10.61          10.48          9.99                 $      10.34

Income from Investment Operations
   Net Investment Income
                                                      0.45          0.49           0.55         0.54           0.57
   Net Realized and Unrealized
     Gain (Loss) on Investments
                                                      0.64          0.14           0.49        (0.75)          0.40
                                          --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------


     Total from Investment Operations                 1.09          0.63           1.04        (0.21)          0.97

Less Distributions

   Dividends from Net Investment Income              (0.52)        (0.50)         (0.55)       (0.54)         (0.57)
   Distributions from Realized Gains                 (0.23)       --             --            --           --
                                          --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------


     Total Distributions                             (0.75)        (0.50)         (0.55)       (0.54)         (0.57)
                                          --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------


Net Asset Value at End of Period          $                        10.61   $     10.48   $      9.99   $      10.74
                                                    10.95
                                          ==========================================================================
                                          ==========================================================================


Total Return                                        10.56%         6.07%         10.74%      (1.98%)         9.61

Net Assets at End of Period (000's)       $                 $     21,108   $             $    19,092   $     24,061
                                                   23,087                       18,968

Ratios to Average Net Assets:
   Gross Expenses
                                                     1.07%         1.10%          1.22%        1.10%         0.90%
   Net Expenses                                      0.95%         0.95%          0.95%        0.93%         0.90%
   Net Investment Income                             4.24%         4.55%          5.41%        5.22%         5.38%

Portfolio Turnover Rate                               97%            74%          199%           14%             3%
--------------------------------------------------------------------------------------------------------------------


    Financial Highlights
(For a Share Outstanding Throughout the Period)




SAFECO U.S. Government Fund
Investor Class
                                                                                     For the Year Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                             -----------------------------------------------------------------------
                                                    2002           2001           2000         1999            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period       $             $       9.35   $       9.10   $            $        9.57
                                                    9.47                                       9.64

Income from Investment Operations
   Net Investment Income
                                                      0.46          0.55          0.59           0.55         0.57
   Net Realized and Unrealized Gain (Loss)
     on Investments
                                                      0.45          0.12          0.25          (0.54)        0.07
                                             -----------------------------------------------------------------------
                                             -----------------------------------------------------------------------

     Total from Investment Operations
                                                      0.91          0.67          0.84           0.01         0.64

Less Distributions
   Dividends from Net Investment Income              (0.50)        (0.55)        (0.59)         (0.55)       (0.57)
                                             -----------------------------------------------------------------------
                                             -----------------------------------------------------------------------

Net Asset Value at End of Period             $             $       9.47
                                                    9.88                  $       9.35   $            $        9.64
                                                                                               9.10
                                             =======================================================================
                                             =======================================================================

Total Return                                         9.84%         7.29%         9.50%
                                                                                               0.16%         6.84%

Net Assets at End of Period (000's)          $             $     45,218   $     37,564   $            $      42,145
                                                  55,644                                     39,449

Ratios to Average Net Assets:
   Gross Expenses
                                                     0.93%         0.98%         1.05%         0.98%         0.94%
   Net Expenses                                      0.93%         0.95%         0.95%         0.94%         0.94%
   Net Investment Income                             4.67%         5.74%         6.43%         5.92%         5.90%

Portfolio Turnover Rate                              63%            63%           160%         133%            105%
--------------------------------------------------------------------------------------------------------------------




                                              FINANCIAL HIGHLIGHTS
                                 (For a Share Outstanding Throughout the Period)


-----------------------------------------------------------------------------------------------------------------------



Safeco Intermediate-Term
U.S. Treasury Fund
Class A                                                                                   For the Year Ended December
                                                                                                       31
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                     2002            2001            2000          1999           1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning of Period      $       10.62   $       10.50   $       10.00 $       10.75  $       10.35
Income (Loss) From Investment Operations
    Net Investment Income
                                                      0.45            0.46            0.52          0.51          0.52
    Net Realized and Unrealized Gain (Loss)
      on Investments                                  0.61            0.13            0.50         (0.75)         0.40
                                            ---------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------

      Total from Investment Operations                1.06            0.59            1.02         (0.24)         0.92
Less Distributions
    Dividends from Net Investment Income
                                                     (0.49)          (0.47)          (0.52)        (0.51)        (0.52)
    Distributions from Realized Gains                (0.23)        --             --            --            --
                                            ---------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------

      Total Distributions                            (0.72)          (0.47)          (0.52)        (0.51)         (0.52)
                                            ---------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------

Net Asset Value at End of Period            $       10.96   $       10.62   $       10.50 $       10.00  $       10.75
                                            ===========================================================================
                                            ===========================================================================

Total Return +                                      10.28%           5.70%          10.56%      (2.26%)         9.08%
Net Assets at End of Period (000's)         $       2,799   $       1,580
                                                                            $       1,008 $         958  $         833
Ratios to Average Net Assets:
   Gross Expenses
                                                     1.45%           1.48%           1.59%         1.49%        1.40%
   Net Expenses                                      1.20%           1.20%           1.20%         1.21%        1.40%
   Net Investment Income                             3.85%           4.26%           5.21%         4.97%        4.84%
Portfolio Turnover Rate                                97%            74%            199%           14%
                                                                                                                  3%
-----------------------------------------------------------------------------------------------------------------------
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.


                                                           FINANCIAL HIGHLIGHTS

                                         (For a Share Outstanding Throughout the
                                                                         Period)
Safeco Intermediate-Term
U.S Treasury Fund                                                                         For the Year Ended December
Class B                                                                                               31
-----------------------------------------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------
                                                     2002           2001            2000            1999          1998
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value at Beginning Period                  10.62  $      10.49  $         9.99$        10.74   $      10.35

Income (Loss) From Investment Operations
    Net Investment Income
                                                      0.37            0.38           0.45          0.43           0.45
    Net Realized and Unrealized Gain (I oss)
      on Investments                                  0.62            0.14           0.50         (0.75)          0.39
                                            ---------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------

      Total from Investment Operations                0.99            0.52           0.95         (0.32)          0.84
Less Distributions
    Dividends from Net Investment Income
                                                     (0.41)          (0.39)         (0.45)        (0.43)         (0.45)
    Distributions from Realized Gains                (0.23)      --              --             --             --
                                            ---------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------

      Total Distributions                            (0.64)          (0.39)         (0.45)        (0.43)         (0.45)
                                            ---------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------

Net Asset Value at End of Period            $       10.97   $       10.62     $        10.49$         9.99   $      10.74

                                            ---------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------

Total Return +                                      9.55%          5.01%            9.78%         (297%)         8.30%
Net Assets at End of Period (000's)
                                               $ 2,139         $ 867           $ 732         $ 786           $ 788
Ratios to Average Net Assets:
   Gross Expenses                            2.14%          2.27%          2.36%            2.27%                2.00%
   Net Expenses                              1.95%          1.95%          1.95%            1.96%                2.00%
   Net Investment Income                     3.03%          3.54%          4.49%            4.20%                4.28%
Portfolio Turnover Rate                        97%            74%
                                                                            199%              14%                   3%
-----------------------------------------------------------------------------------------------------------------------
+ Excludes the effects of
  sales charges. If sales
  charges were included,
  the total return would be
  lower.

                              FINANCIAL HIGHLIGHTS
                 (For a Share Outstanding Throughout the Period)

Safeco U.S. Government Fund
                                                Class A                               Class B
                                  --------------------------------------------------------------------------------
                                                              Eight-Month                             Eight- Month
                                                              Period Ended                            Period Ended
                                                              December 31 ++                          December 31 ++

                                     For the Year Ended                         For the Year Ended
                                     December 31                                December 31
------------------------------------------------------------------------------------------------------------------

                                  --------------------------------------------------------------------------------
                                  --------------------------------------------------------------------------------
                                           2002            2001             2000      2002     2001          2000
                                  --------------------------------------------------------------------------------
                                  --------------------------------------------------------------------------------
Net Asset Value at Beginning of Period    $9.47      $      9.35    $      9.01  $   9.47  $  9.36      $   9.01


Income From Investment Operations         0.43              0.52           0.36      0.36     0.45           0.25
Net Investment Income
Net Realized and Unrealized Can
      on Investments                      0.45              0.12           0.34      0.46      0.11           0.35

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    Total from Investment Operations      0.88              0.64           0.70      0.82      0.56           0.60


Less Distributions                       (0.47)            (0.52)         (0.36)    (0.40)     (0.45)        (0.25)
   Dividends from Net Investment Income
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Net Asset Value at End of Period
                                      $ 9.88             $   9.47         $9.35     $9.89       $9.47  $      9.36

================================================================================
================================================================================
Total Return +                          9.53%                7.02%        8.03%*     8.83%       6.10%        7.61%*

Net Assets at End of Period (000's)$     740            $     266         $105       $337  $      189    $       139



Ratios to Average Net Assets:
   Gross Expenses                      1.41%                 1.47%        1.27%**    2.28%       2.140%      1.99%**
   Net Expenses                        1.20%                 1.20%        1.20%**    1.95%       1.95%       1.95%**
   Net Investment Income               3.99%                 5.44%        5.97%**    3.49%       4.74%       5.22%**


   Portfolio Turnover Rate              63%                   63%         160%**       63%        63%        160%**
--------------------------------------------------------------------------------


 *Not annualized.
** Annualized.
+ Exudes the effects of sales charges. If sales charges were included, the total return would be lower.
++ For the period from April 30, 2000 (initial issue date of Class A and B shares) through December 31, 2000.

Fund Distributions and Tax Considerations

The following information is provided to help you understand the dividends and capital gains you may earn from owning Fund shares (as well as some of the Federal taxes you may have to pay as a result of such ownership after the Reorganization). This information is not complete and is not intended as tax advice. Distributions may be subject to foreign, state or local taxes, even if they are not subject to Federal income taxes. Generally no attempt is made to discuss foreign, state or local tax laws or tax laws applicable to corporate shareholders or to shareholders that receive special tax treatment such as retirement plan participants and certain trusts. You should consult a competent tax advisor about your individual circumstances.

Distributions from a Fund

Dividends are distributions of a Fund's investment income, less expenses, and include dividends earned on stocks and interest income earned on bonds. Distributions of capital gains represent net profits that a Fund makes on portfolio securities that are sold for more than they originally cost.

The Treasury Fund and the Government Fund intend to declare dividends, if any, each business day and pay them monthly. Both Funds intend to pay capital gains distributions and special dividends, if any, in March and December.

Dividends and other distributions paid by a Fund on each class of its shares are calculated at the same time and in the same manner. However, because of the higher Rule 12b-1 service and distribution fees associated with Class B shares, the dividends and other distributions paid by a Fund on its Class B shares will be lower than those paid on its Class A and Investor Class shares.

Your shares become entitled to dividends on the next business day after you purchase them. If you redeem all your shares in either Fund at any time during a month, you will receive all declared dividends through the date of redemption, together with the redemption proceeds.

Reinvesting Distributions

We automatically reinvest your dividends and capital gain distributions in additional shares of the distributing Fund, unless you tell us in writing that you wish to receive them in cash. Retirement accounts must reinvest all dividends and other distributions unless the account owner is over age 59 1/2. The price of reinvested shares is the shares' market value on the date the distribution is made.

Tax Considerations

If distributions are taxable, they are generally included in your taxable income for the year distributed, whether you reinvest them in additional shares of the distributing Fund or receive them in cash. Certain distributions made in January are taxable as if received in the prior December. Fund distributions reinvested in a retirement or other tax-qualified account are generally not taxable until you take money out and then may be wholly or partly taxable or wholly or partly tax free.

You cannot control the timing of taxable capital gains distributions by a Fund since it is the advisor who decides when to sell Fund holdings and make capital gains distributions.

Taxable dividends and distributions of net short-term capital gains are generally taxed as ordinary income (in the case of certain qualifying dividends paid by a Fund (generally consisting of dividends that a Fund has received from domestic and certain foreign corporations), those dividends are taxed at reduced rates under recent Federal tax legislation). Distributions of a Fund's net long-term capital gains are generally taxed as long-term capital gains. Long-term capital gains treatment depends on how long a Fund held the securities that generated the gain, not on how long you have been invested in the Fund.

If you purchase shares shortly before a Fund pays a taxable dividend or other distribution, you will pay the full price for the shares, then receive part of the share price back as a taxable distribution, even though the distribution may represent a partial return of your capital.

Selling (redeeming) or exchanging Fund shares that are worth more or less than you paid for them may give you capital gains or losses that are taxed as long-term or short-term capital gains or losses depending on how long you held (or are treated as holding) your shares in the Fund. Consult your tax advisor for current capital gains and Federal income tax rates.

In general, sales charges that you pay either when you buy or sell Fund shares reduces the taxable gain (or increases the deduction for a loss) at the time you sell your shares. This does not apply to Class A shares that are sold with a sales charge ("load") and then reinstated within 60 days under Safeco's one-time reinstatement privilege or that are exchanged for Class A shares of another Safeco Fund, other than the Money Market Fund. Because Safeco does not impose a load on reinstatement or exchanges of Class A shares, current tax law postpones the deduction of the load until such time as the newly purchased shares are redeemed.

If you sell Fund shares at a loss, that loss may not be deductible if you purchase shares of the same Fund, regardless of class, within 30 days before or after the redemption. The amount of the non-deductible loss may increase the basis of the newly purchased shares.

We will notify you annually of the amount and nature of Fund distributions. You or your tax advisor should keep track of your purchases, sales and exchanges of shares and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

For regular, non-qualified accounts, we generally do not withhold taxes when you receive Fund distributions or redeem shares if you have certified that the tax identification number you gave us is correct and that you are otherwise not subject to Federal backup withholding.

Special Considerations

U.S. Treasury securities. States generally treat distributions of interest on U.S. Treasury securities and other direct obligations of the U.S. government as tax-free income. However, this treatment may depend on a Fund's owning a certain minimum percentage of these securities. The Treasury Fund will invest primarily in these securities, while the Government Fund may invest only a portion of its portfolio in these securities and not invest primarily in direct U.S. Treasury securities.

                          YOUR INVESTMENT IN THE FUNDS

The Funds offer Investor Class and Advisor Class shares through separate prospectuses. Since the different share classes have different fees and expenses, their net investment performances will vary.

How We Calculate the Value of Your Shares and Value Fund Assets

The net asset value of a Fund share (NAV) is its market value, generally determined as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is not determined on days that the NYSE is closed (including certain U.S. holidays). NAV is calculated by adding up the value of all of the Fund's assets, subtracting liabilities and dividing this amount by the total number of shares owned by the Fund's shareholders.

Values for fixed-income portfolio securities (other than short-term securities) are based on matrix pricing models which consider bid prices, quotations from dealers, transactions in comparable securities and various relationships between securities. Short-term portfolio securities maturing within 60 days from the time of purchase are valued at amortized cost, which approximates market value.

If, between the time trading ends on a particular security or market and the close of the NYSE, events occur that materially affect the value of a security, a Fund may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees.

To the extent that a Fund owns securities that trade in other markets on days when the NYSE is closed, the value of a Fund's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

To the extent that a Fund owns securities that trade in other markets on days when the NYSE is closed, the value of a Fund's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of a Fund's assets may not occur on days when a Fund is open for business.

The NAV of Class B shares for each of the Funds will generally be lower than the NAV of Class A shares and Investor Class shares because of the higher expenses borne by the Class B shares. The NAVs of the classes of shares may also differ due to differing allocations of class-special expenses. The NAVs of the classes will tend to converge, however, immediately after the payment of dividends.

You may purchase or redeem shares through various third-party intermediaries, including banks, brokers and investment advisors. Where authorized by the Fund or its transfer agent, those orders will be priced at the NAV next computed after the order is placed with the intermediary. If you buy or redeem Fund shares through an intermediary, consult that firm to determine whether your purchase or redemption order will be priced upon placing it with the intermediary or at the time the order is placed with a Fund. The intermediary may charge a fee for its services.

Choosing a Share Class

This Proxy Statement/Prospectus offers Investor Class shares and two advisor classes of Fund shares (Class A and Class B) of the Government Fund. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expenses, allowing you to choose the class that best meets your needs.

Factors you should consider when choosing a share class include:

o how long you expect to own the shares;
o how much you intend to invest;
o total expenses associated with owning shares of each class;
o your experience and knowledge regarding mutual fund investing; or
o whether you qualify for any reduction or waiver of sales charges.

Each investor's situation is different. You should speak with your financial adviser to help you decide which share class is best for you.

Investor Class Shares. You may purchase Investor Class shares directly at the "offering price." For the Government fund, the Investor Class offering price is equal to the Fund's net asset value. While Investor Class shares are not subject to any front-end or contingent deferred sales charges or Rule 12b-1 fees, there is also no sales representative compensated by the Fund to provide investment advice.

Class A Shares. You may purchase Class A shares at the "offering price." For the Government Fund, the Class A offering price is equal to the Fund's net asset value plus a maximum sales charge of 4.50% imposed at the time of purchase. For purchases of Class A shares of the Government Fund made on or after October 1, 2003, the maximum sales charge imposed at the time of purchase will be lowered to 3.50%. Class A shares are subject to ongoing Rule 12b-1 fees of 0.25% of their average daily net assets. These fees are lower than the ongoing Rule 12b-1 fees for Class B shares.

If you choose to invest in Class A shares, you will pay a sales charge at the time of each purchase. The table below shows the charges both as a percentage of offering price and as a percentage of the amount you invest. If you invest more, the sales charge percentage will be lower. You may qualify for a reduced sales charge or the sales charge may be waived as described in this Proxy Statement/Prospectus.

Sales charges for Class A shares purchased prior to October 1, 2003:

                                                                                  Sales Charge As Percentage of
Amount of Purchase
at the Public Offering Price                                                    Offering Price                  Net Investment
------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                            4.50%                        4.71%
$50,000 but less than $100,000                                               4.00%                        4.17%
$100,000 but less than $250,000                                              3.50%                        3.63%
$250,000 but less than $500,000                                              2.50%                        2.56%
$500,000 but less than $1,000,000                                            1.50%                        1.52%
$1,000,000 or more                                                                         0+

+Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% contingent deferred sales charge will apply to redemptions made in the first twelve months, except with respect to participant-directed redemptions from qualified plans.

Sales charges for Class A shares purchased on or after October 1, 2003:

                                                                                  Sales Charge As Percentage of
Amount of Purchase
at the Public Offering Price                                                    Offering Price                  Net Investment
------------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                                            3.50%                       3.63%
$50,000 but less than $100,000                                               3.50%                       3.63%
$100,000 but less than $250,000                                              3.00%                       3.09%
$250,000 but less than $500,000                                              2.50%                       2.56%
$500,000 but less than $1,000,000                                            1.50%                       1.52%
$1,000,000 or more                                                                         0+

+Purchases of $1,000,000 or more of Class A shares are not subject to a front-end sales charge, but a 1.00% contingent deferred sales charge will apply to redemptions made in the first twelve months, except with respect to participant-directed redemptions from qualified plans.

Subject to certain requirements, the following purchases of Class A shares may be aggregated for purposes of determining the amount of purchase:

o Individual purchases on behalf of a single purchaser and the purchaser's spouse and their children under the age of 21 years;

o Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan;

o Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other; or

o Individual purchases by clients of a registered representative who invest at or about the same time.

Class B Shares. You may purchase Class B shares Fund at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. However, if you redeem the shares within 6 years of purchase, you will pay a contingent deferred sales charge (CDSC) at the time of sale of up to 5.00%. We calculate the CDSC by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of redemption by the percentage shown in the chart below. The longer you hold the shares, the lower the rate of the charge. Shares you acquire through dividend reinvestment or other distributions are not subject to a CDSC at the time of redemption.

Class B shares are also subject to an annual Rule 12b-1 fee of 1.00% of its average daily net assets. This Rule 12b-1 fee is higher than the ongoing Rule 12b-1 fees for Class A shares. Class B shares are offered only for purchases of less than $500,000.

The contingent deferred sales charge may be waived as described below in the section "Sales Charge Reductions and Waivers" of this Proxy
Statement/Prospectus.

                                          CDSC as a Percentage of the Lesser of
                                          Net Asset Value at Redemption or the
Redemption During                                Original Purchase Price
--------------------------------------------------------------------------------
1st Year since purchase                                                     5%
2nd Year since purchase                                                     4%
3rd Year since purchase                                                     3%
4th Year since purchase                                                     3%
5th Year since purchase                                                     2%
6th Year since purchase                                                     1%
After six years                                                             0%

We will calculate the contingent deferred sales charge applicable to a redemption in a manner that results in the lowest possible rate. We will assume that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and other distributions and then of amounts representing the cost of shares held for the longest period of time.

Except for the time period during which you are invested in Money Market Fund Class B shares, if you effect one or more exchanges among Class B shares of the Funds during the six year period, the holding periods for the shares so exchanged will be counted toward the six-year period.

Conversion of Class B Shares. If you buy Class B shares and hold them for six years, we will automatically convert them to Class A shares without charge. Any period of time you held Class B shares of the Money Market Fund which were exchanged for the shares of the Fund being sold will be excluded from the six-year period. At this time, we also will convert to Class A shares any Class B shares that you purchased with reinvested dividends and other distributions on the shares being distributed. We do this to lower your investment costs, because the ongoing Rule 12b-1 fees for Class A shares are lower than those for Class B shares.

When we convert your Class B shares, you will receive Class A shares in an amount equal to the value of your Class B shares. However, because Class A and Class B shares have different prices, you may receive more or fewer Class A shares after the conversion. The dollar value will be the same, so you will not have lost any money as a result of the conversion.

Understanding Rule 12b-1 Fees. Each Fund has adopted a plan under Rule l2b-1 that allows it to pay distribution and sales fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Broker Reallowances. The amount of sales charges reallowed to broker-dealers, banks or other financial institutions who sell Class A shares will equal the percentage of the amount invested in accordance with the following schedule:

Amount of Purchase                              Broker Reallowance as Percentage
at the Public Offering Price                      of the Offering Investment
--------------------------------------------------------------------------------
Less than $50,000                                                     3.00%
$50,000 but less than $100,000                                        3.50%
$100,000 but less than $250,000                                       2.50%
$250,000 but less than $500,000                                       2.00%
$500,000 but less than $1,000,000                                     1.00%
$1,000,000 or more                                                       0+
+Commissions on sales of Class A shares of $1 million or more (except for sales to certain qualified benefit plans--see table later in this section) may be paid up to a rate of 1.00% of the amount up to $3 million, .50% of the next $47 million and .25% thereafter.

Except as stated below, broker-dealers of record may be paid commissions on (i) sales of Class A shares of $1 million or more based on an investor's (or a related group of investors') cumulative purchases during each successive one year period beginning on the date of the initial purchase at net asset value and
(ii) sales of Class A shares to qualified benefit plans. A 1.00% contingent deferred sales charge will be imposed on redemptions made within the first 12 months, except with respect to participant-directed redemptions from qualified plans.

Commissions on sales of Class A shares to qualified retirement plans may be paid as follows:

Number of Plan Participants
Invested in Safeco Funds                             Amount Sold                                 Commission
-----------------------------------------------------------------------------------------------------------
1-50 Participants with $1 Million Minimum            $1 Million to $3 Million                    1.00%
        in Assets                                    $3 Million to $50 Million                   0.50%
                                                     Over $50 Million                            0.25% thereafter

50-199 Participants with No Minimum                  Less than $1 Million                        0.50%
                                                     $1 Million to $3 Million                    1.00%
                                                     $3 Million to $50 Million                   0.50%
                                                     Over $50 Million                            0.25% thereafter

200 or more Participants with No Minimum             Less than $3 Million                        1.00%
                                                     $3 Million to $50 Million                   0.50%
                                                     Over $50 Million                            0.25% thereafter


Safeco Securities, the Funds' distributor, reserves the right to charge back commissions if plan sales fail to meet the above criteria.

Sales Charge Reductions and Waivers

We offer a number of ways to reduce or eliminate the initial sales charge on Class A shares or the contingent deferred sales charge on Class B shares. If you think you may be eligible for a sales charge reduction or waiver, contact Safeco or your financial advisor for more information.

Reducing Your Class A Sales Charge. We offer two programs designed to reduce your Class A sales charge. You may choose one of these programs to combine multiple purchases of Class A shares of Safeco Mutual Funds to take advantage of the reduced sales charges listed in the schedule above. Please complete the appropriate section of your account application and contact your financial advisor or Safeco if you would like to take advantage of these programs.

o Rights of Accumulation--Lets you combine for purposes of calculating sales charges (a) the dollar amount of your current purchase with (b) the dollar amount of concurrent purchases of Class A shares of other Safeco Mutual Funds, and (c) the dollar amount equal to the current offering price of all Class A shares of Safeco Mutual Funds you hold.

o Letter of Intent--Lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

Waiver of Class A Shares Sales Charge. Class A shares are sold at net asset value per share without any sales charges for the following investments:

1. Registered representatives or full-time employees of broker-dealers, banks and other financial institutions that have entered into selling agreements with Safeco Securities, and the children, spouse and parents of such representatives and employees, and employees of financial institutions that directly, or through their affiliates, have entered into selling agreements with Safeco Securities;

2. Companies exchanging shares with or selling assets to one or more of the Safeco Mutual Funds pursuant to a merger, acquisition or exchange offer;

3.   Any of the direct or indirect affiliates of Safeco Securities;

4. Purchases made through the automatic investment of dividends and other distributions paid by another Safeco Mutual Fund;

5. Tax-qualified employee benefit plans and non-qualified benefit plans which are clients of administrators or consultants who have entered into agreements with Safeco Securities or any of its affiliates;

6. Retirement plan participants who borrow from their retirement accounts by redeeming Safeco Mutual Fund shares and subsequently repay such loans via a purchase of Safeco Mutual Fund shares;

7. Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in Safeco Mutual Fund shares, the proceeds of which are reinvested in Safeco Mutual Fund shares;

8. Accounts as to which a broker-dealer, bank or other financial institution charges an account management fee, provided the financial institution has entered into an agreement with Safeco Securities regarding such accounts;

9. Current or retired officers, directors, trustees or employees of any Safeco Mutual Fund or Safeco Corporation or its affiliates and the children, spouse and parents of such persons; and

10. Investments made with redemption proceeds from mutual funds having a similar investment objective with respect to which the investor paid a front-end sales charge.

Reinstatement Privilege. If you paid an initial sales charge and redeem your Class A shares in a Fund you have a one-time privilege to reinstate your investment by investing the proceeds of the redemption at net asset value per share without a sales charge in Class A shares of that Fund and/or one or more of the other Safeco Mutual Funds. You or your broker-dealer, bank or other financial institution must provide Safeco Services Corporation, the Funds' transfer agent, with a written request for reinvestment and a check not exceeding the amount of the redemption proceeds within 60 days of the date of the redemption. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt.

Waiver of Class B Shares CDSC. The contingent deferred sales charges for Class B shares are currently waived in the following circumstances:

(a) total or partial redemptions made within one year following the death or disability of a shareholder;

(b) redemptions made pursuant to any systematic withdrawal plan based on the shareholder's life expectancy, including substantially equal periodic payments prior to age 59 1/2 that are described in Internal Revenue Code ("Code") Section 72(t), and required minimum distributions beginning for the year in which you attain age 70 1/2, including those required minimum distributions made in connection with customer accounts under Section 403(b) of the Code and other retirement plans;

(c) total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;

(d) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code;

(e) reinvestment in Class B or Class C shares of a Fund, as applicable, within 60 days of a prior redemption;

(f) redemptions pursuant to the Fund's right to liquidate a shareholder's account involuntarily;

(g) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan that are invested in Funds and are permitted to be made without penalty pursuant to the Code; and

(h) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 10% of the value of the account annually.

COMMISSIONS ON SALES

From time to time, Safeco Securities may reallow to broker-dealers, banks and other financial institutions the full amount of the sales charge on Class A Shares. In some instances, Safeco Securities may offer these reallowances only to those financial institutions that have sold or may sell significant amounts of Class A shares. These commissions also may be paid to financial institutions that initiate purchases made pursuant to sales charge waivers (1) and (8), described in this section under "Waiver of Class A Shares Sales Charge." To the extent that Safeco Securities reallows 90% or more of the sales charge to a financial institution, such financial institution may be deemed to be an underwriter under the 1933 Act.

For all class shares, Safeco Securities may, at its expense, pay additional commissions or promotional incentives to dealers that sell shares of the Funds and other registered investment companies. Such additional commissions or incentives may be offered only to dealers which satisfy certain sales volume/growth criteria, or which meet other criteria Safeco Securities establishes from time to time.

Opening Your Account and Transacting Business

OPENING AN ACCOUNT

To open an account for Investor Class shares, complete an account application and mail it to Safeco Mutual Funds with a check made payable to Safeco Mutual Funds for your initial investment. If you are investing for a retirement account, complete and sign a retirement account application.

Class A and Class B shares are sold through brokers, registered investment advisors, banks and other financial institutions which have entered into selling agreements with the Funds' distributor. To open an account, consult your financial advisor. A sales representative will help you complete an account application and make your initial investment with Safeco Mutual Funds.

If you are investing for a retirement account, complete and sign a retirement account application.

Before we open an account, we may be required to verify the identity of prospective account owners and any authorized traders on the account. As part of our customer identification program, we may ask you to provide personal information on the application for all authorized persons on the account. This information may include date of birth, social security number or individual taxpayer identification number, and residential street address. Safeco may use independent means to verify the accuracy of the information provided.

We reserve the right to reject an account application, close an existing account, or take such other steps that we deem necessary to comply with our customer identification program.

Safeco Mutual Funds are only open to U.S. citizens and resident aliens within the U.S. having a SSN or ITIN.

To Transact Business

BY MAIL:

You can apply for a new account or request account transactions by writing to Safeco Mutual Funds at the following address:

Safeco Mutual Funds
c/o NFDS
P.O. Box 219241
Kansas City, MO 64121-9241

For overnight/express delivery:

Safeco Mutual Funds
c/o NFDS
330 W. 9th Street
Kansas City, MO 64105-1514

BY WIRE:

If you have an account with Safeco Mutual Funds, you can request that your bank transmit U.S. funds by wire to the Funds' designated bank. In order to use this method, you must first call Safeco at 1-800-528-6501 for Class A and Class B shares or 1-800-624-571 for Investor Class shares.

The wire must be received by the Funds' bank by the close of regular trading on the NYSE in order to receive that day's NAV. If we receive your investment after the NYSE has closed for the day, the price you will pay is the Fund's NAV as of the next business day. You may be liable for any loss to a Fund resulting from the cancellation. Your bank should send wires to:

State Street Bank, Boston, MA
ABA # 011000028
Account # 99061905

Have your bank include with the wire, the account owner name and number of your Safeco Mutual Funds account and the name of the Safeco Fund in which you want to invest. Please note that your bank may charge a fee to wire funds. Safeco is not responsible for delays caused by inadequate wire instructions.

When selling shares, you may request that redemption proceeds be wired to your pre-established bank account. Safeco Mutual Funds currently charges a $20 fee to wire redemption proceeds (a higher charge applies to international wires), and some banks charge a fee to receive a wire.

OVER THE INTERNET OR BY TELEPHONE:

Certain account transactions such as the purchase of additional shares for existing accounts or the sale or exchange of shares can be done over the Internet or by telephone. The range of transactions allowed under this option may vary by type of account. If you do this, you must be willing to assume the risk of any loss so long as we follow reasonable security procedures to verify your identity, such as requiring that you use a PIN (personal identification number) or provide certain personal information. Although we record calls for your protection and employ measures to prevent unauthorized account access, we cannot assure you that Internet or telephone activity will be completely secure or free of delays or malfunctions. Safeco Mutual Funds is not responsible for the negligence or wrongful acts of third parties.

For Internet transactions, visit the Safeco Mutual Funds Web site at www.safecoinvestorclass.com or www.safecofunds.com. For telephone transactions for Investor Class shares call 1-800-624-5711 to speak to a representative or use our Automated Services Line at 1-800-835-4391. Our Automated Services Line provides a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. For telephone transfers for Class A and Class B shares call 1-800-528-6501.

If your securities dealer maintains an account for you and holds your Fund shares in its "street name," you must contact an investment professional at your securities dealer to place an order affecting your Fund shares.

During times of unusual market volatility, you may find it difficult to access Safeco Mutual Funds over the Internet or by telephone. We may suspend, limit, modify, or terminate Internet and telephone transaction privileges at any time without prior notice.

THROUGH A REGISTERED SECURITIES DEALER, REGISTERED INVESTMENT ADVISOR, BANK, OR OTHER FINANCIAL INSTITUTION:

Safeco Mutual Funds has relationships with certain brokers and other third-party intermediaries who are authorized to accept, or designate intermediaries to accept purchase, redemption and exchange orders on the Funds' behalf. Contact your broker to determine whether it has an established relationship with Safeco Mutual Funds. There may be fees or restrictions that would not apply if you had purchased shares directly from Safeco Mutual Funds.

The Funds' transfer agent may pay securities dealers and other financial intermediaries a servicing fee for providing certain administrative services to retirement plan and other institutional omnibus accounts, and the Funds' advisor may pay a portion of such fees from the advisor's own resources.

Buying, Selling, and Exchanging Shares

The price of one share, whether you are purchasing, selling or exchanging shares is its net asset value (NAV) next determined after the order is placed with a Fund. Orders must include any money required and sufficient instructions to complete your transaction. If we receive your investment after the NYSE has closed for the day, the price you will pay is the Fund's NAV as of the next business day.

Unless your financial advisor maintains your account and holds your Fund shares in its "street name" in an omnibus account with Safeco Mutual Funds, we must have received a completed, signed account application and your investment funds before we can conduct any transaction.

We and our authorized intermediaries reserve the right not to accept customer orders that are incomplete or unclear and the intermediaries reserve the right to accept certain institutional customer orders conditioned on the understanding that the orders may later be rejected if they cannot be transmitted to us or processed in a timely manner.

Minimum investment amounts apply separately to each Fund. Current minimum amounts for the purchase of Fund shares are shown in the following table:

Investor Class

--------------- --------- ----------- -----------
Minimum                               Additional
Investment                            Investment
Amounts per     Initial   Additional  through
Fund            Amount    Amounts     AIM*
Regular
Accounts          $2,500        $100        $100
UTMA
Accounts          $1,000        $100        $100
Traditional &
Roth IRAs         $2,000        $100         $50
Education
Savings
Accounts          $1,000        $100         $50
--------------- --------- ----------- -----------

*Our Automatic Investment Method (AIM) allows you to make regular monthly investments by authorizing Safeco to withdraw a specific amount from your bank account and invest it in the Fund of your choice.

Class A and Class B

--------------- --------- ----------- -----------
Minimum         Initial   Additional  Additional
Investment      Amount    Amounts     Investment
Amounts per                           through
Fund                                  AIM*
--------------- --------- ----------- -----------
--------------- --------- ----------- -----------
All Accounts      $1,000        $100         $50
--------------- --------- ----------- -----------
*Our Automatic Investment Method (AIM) allows you to make regular monthly investments by authorizing Safeco to withdraw a specific amount from your bank account and invest it in the Fund of your choice.

If you are an employer that uses group billing, you may establish a self-administered Payroll Deduction Plan in any Safeco Fund. Payroll deduction amounts are negotiable. For more information, call us at 1-800-624-5711.

We do not accept currency, credit card convenience checks, traveler's checks or money orders, and can accept only checks and wires made payable to Safeco Mutual Funds and drawn in U.S. dollars on a U.S. bank account. We reserve the right to refuse any check, including third party checks. You will be charged a $12 service fee for every check or electronic funds transfer returned unpaid.

Although we do not normally issue shares in certificate form, we will issue certificates for whole shares free of charge upon your request. If your shares are issued in certificate form, you must submit the certificates along with a letter of instruction with any sale or exchange request. This physical delivery requirement may delay your redemption or exchange of shares because you will not be able to request a share redemption or exchange over the telephone.

You may not be able to purchase, sell or exchange Fund shares or a Fund may delay paying you the proceeds from a sale of shares when the NYSE is closed or if trading is restricted or if an emergency exists. Also, if immediate payment could adversely affect a Fund, we may need to delay payment for up to seven days. Payment for shares you recently purchased by check or electronic transfer may be delayed until the check or electronic transfer clears, which may take up to 15 calendar days from the date of your investment.

Authorizing Signatures

On your account application, you will be asked to specify the number of signatures required to authorize account changes and transactions. Please note that allowing fewer than all account owners to authorize account changes and transactions has important implications. For example, one owner of a joint account could redeem shares without the co-owner's signature. If you select fewer than all account owner signatures, you can revoke this instruction by sending a written request to Safeco Mutual Funds. Unless you indicate otherwise, we will require that all account owners sign any account change or transaction instructions.

We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process certain transactions and requests. A Medallion signature guarantee helps ensure that you have in fact authorized a transaction or change to your account. You can obtain a Medallion signature guarantee for a nominal fee from most banks, brokerage firms and other financial institutions. We do not accept notarized signatures.

Buying Shares

You may purchase shares of a Fund only if it is qualified for sale in the state where you live. When placing a purchase order, you should specify share class, otherwise your money will be automatically invested in Class A shares. If you do not designate the Fund(s) in which you want to invest, your money will be invested in Class A shares of the Money Market Fund. We reserve the right to refuse the purchase of shares.

You may purchase up to $50,000 in share value per day through electronic funds transfer from your bank account. Your bank may charge you a fee for this service.

Selling Shares

You can sell (redeem) your shares of the Funds at any time, subject to certain restrictions, in the same way that shares are purchased, including by mail, over the Internet or by telephone, or through certain intermediaries. Internet and telephone redemptions may not be available for retirement accounts.

The Government Fund will deduct 2.00% from the redemption proceeds for Investor Class shares held less than 90 days (not including shares acquired through reinvested distributions or contributions to employer-sponsored retirement plans). These fees will be paid directly to the Fund and are designed to offset the brokerage commissions, market impact and other costs associated with fluctuations in the Fund's asset levels and cash flow caused by short-term shareholder trading. For purposes of determining the redemption fee, shares held the longest will be redeemed first.

Funds may require all account owner signatures, updated account registration and bank account information. A Medallion signature guarantee is required if a redemption is over $50,000, made payable to someone other than an account owner, or submitted in conjunction with an address update. We reserve the right to require a Medallion signature guarantee in other circumstances, without notice.

Generally, we will mail the redemption check on the next business day after selling your shares. You may transfer money directly to your bank account if you choose this service on your initial application or if you send us a written request. If you change your address by telephone or over the Internet you may not use those services to redeem shares to your address for a period of 30 days. There is a $25 charge to place a stop payment on a check.

If you choose the Systematic Withdrawal Plan, a Fund will automatically sell shares in your account and send you a monthly withdrawal check or will transfer money electronically to your bank. Your bank may charge you for this service. The minimum withdrawal for this service is $50 per Fund. For more information call 1-800-624-5711.

Exchange Privilege

An exchange is when you sell shares of one Fund and shortly thereafter buy shares of another Fund that is approved for sale in your state. Always read the prospectus before making an exchange into a Fund that is new to you.

The Government Fund will deduct 2.00% from the value of exchanged shares that were held less than 90 days. The exchange fee works exactly the same as the redemption fee. (See "Selling Shares" above for details) Exchanged shares do not also incur a redemption fee. For purposes of determining the exchange fee, shares held the longest will be exchanged first.

Here are some things you should know about exchanges:

o exchanges of Fund shares must be at least $1,000 and must satisfy minimum investment amounts for new Funds;

o there is no sales charge imposed on the exchange of Fund shares of one class for same class shares of another Fund, provided ownership of the account does not change;

o for purposes of computing the CDSC on the sale of shares that were previously exchanged, the length of time of ownership of such shares will be measured from the date of original purchase except for the time period during which a shareholder is invested in Class B shares of the Money Market Fund;

o under normal circumstances, we will buy shares of the Fund into which you are exchanging on the same day that we process your order to sell; and

o exchanges of mutual fund shares are generally taxable events (except for certain tax-qualified accounts). You may realize a capital gain or loss when you make an exchange.

Exchange Limitations

Keep in mind that mutual funds are not intended to be used as vehicles for frequent trading in response to short-term market fluctuations. To protect the interests of other shareholders in the Fund, we may cancel the exchange privileges of any parties who, in the Fund's opinion, are using market timing strategies. Exchange activity is limited to four exchanges within a one calendar year period. In addition, the Funds reserve the right to reject any exchange request. These limitations will not affect your ability to redeem your shares from any of the Funds, but may prevent you from purchasing the shares of the same or another Fund with your redemption proceeds. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Maintaining Your Account

ACCOUNT STATEMENTS

Periodically, you will receive an account statement indicating your current Fund holdings and transactions affecting your account. We reserve the right to charge a reasonable fee for additional copies of your account statement(s).

Confirmation statements will be sent to you after each transaction that affects your account balance other than:

o        investments made using our Automatic Investment Method;

o        for group purchases made by employers on behalf of their employees;

o nonquarter-end dividends that are reinvested or sent via electronic transfer;

o        annual custodial fees for retirement accounts; and

o        annual low balance fees.

Please review the information on each confirmation statement for accuracy immediately upon receipt. If you do not notify us within 30 days of any processing error, Safeco Services Corporation, the Funds' transfer agent, will consider the transactions listed on the confirmation statement to be correct.

We will also send you semiannual and annual reports. To reduce the volume of mail, we will send only one copy of these reports and the prospectus to a household (same surname, same address) unless you request otherwise.

Maintaining and servicing low balance accounts in a Fund increases expenses for all shareholders. For this reason, we may close your investment in a Fund if it falls below $500. If this happens, we will first give you at least 30 days' notice, then redeem your shares at net asset value and send the proceeds to you. In addition, accounts with balances under $1,000 in a Fund will be charged a $12 "low balance" fee. The low balance fee will be automatically deducted once each year from your account. The valuation of accounts and the fee deduction are expected to take place during the month of December. We will waive the fee if combined Safeco Fund balances for the same shareholder tax identification number exceed $10,000.

We will reinvest into your account any dividends and other distribution checks that are returned to us as "undeliverable" and remain outstanding over six months. This reinvestment will reflect the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

ACCOUNT CHANGES

To change your account registration:

If you purchased your shares through an investment professional who maintains an investment account for you and holds your shares in "street name" you should send your account registration changes or other requests to that firm. If shares are registered directly in your name, call 1-800-624-5711 to request a change of registration form. Make sure the form is signed by the authorized owner(s) specified on your account application. We may require certified copies of supporting documents (e.g., death certificates and court orders) and a signature guarantee from a bank, credit union or broker-dealer that participates in a Medallion signature guarantee program before we can process the request.

To make changes to your Automatic Investment Method or Systematic Withdrawal
Plan:

Send your request in writing to Safeco Mutual Funds, c/o NFDS, P.O. Box 219241, Kansas City, MO 64121-9241. If you have enrolled in the Internet option or telephone option service, you may place your request over the Internet or with a representative by telephone. Fund balance and transaction requirements apply. All changes must be completed at least 5 business days before your next scheduled transaction

                               VOTING INFORMATION

General

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of Trustees to be used at the Meeting. This Proxy Statement/Prospectus, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Treasury Fund on or about August 15, 2003. Only shareholders of record as of the close of business on the record date, July 31, 2003 (the "Record Date"), will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and for any other matters deemed appropriate.

A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

Proxy Solicitation

Proxies will be solicited by mail. Additional solicitations may be made by telephone, e-mail or other personal contact by officers or employees of SAM and its affiliates or by proxy soliciting firms retained by SAM. If deemed necessary, SAM will also retain Georgeson Shareholder Communications, Inc. ("Georgeson") to provide proxy solicitation services in connection with the Meeting at an estimated cost of $6,780. In addition, SAM may reimburse persons holding shares in their names or names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners. The cost of the solicitation will be borne by SAM.

As the meeting date approaches, shareholders of the Treasury Fund may receive a call from a representative of SAM or Georgeson if the Treasury Fund has not yet received its vote. Authorization to permit SAM or Georgeson, to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Treasury Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Treasury Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, the representative of SAM or Georgeson is required to ask the shareholder for the shareholder's full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

If the shareholder information solicited agrees with the information provided to SAM or Georgeson by the Treasury Fund, the SAM or Georgeson representative has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder's instructions on each proposal. The SAM or Georgeson representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. SAM or Georgeson will record the shareholder's instructions on the card.

Within 72 hours, SAM or Georgeson will send the shareholder a letter or mailgram to confirm the shareholder's vote and asking the shareholder to call SAM or Georgeson immediately if the shareholder's instructions are not correctly reflected in the confirmation.

Quorum

The holders of one-third of the shares of the Treasury Fund that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

Vote Required

Approval of the Reorganization Agreement will require the affirmative vote of a majority of the outstanding shares of the Treasury Fund, with all classes voting together and not by class. Shareholders of the Treasury Fund are entitled to one vote for each share. Fractional shares are entitled to proportional voting rights.

Effect of Abstentions and Broker "Non-Votes"

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Accordingly, abstentions and broker non-votes will effectively be a vote against adjournment and against the Reorganization, for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter.

Adjournments

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting. In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

Share Information

The chart below lists the number of shares of each class of the Treasury Fund that were outstanding as of the close of business on the Record Date:


----------------------------------------------------------------------------------------------------------------------
             Shares of the Treasury Fund Outstanding on Record Date

----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Class                                                                      Number of Shares Outstanding
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Investor Class
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Class A
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Class B
------------------------------------------------------------ ---------------------------------------------------------


At July 31, 2003, to the knowledge of the Trust, the following shareholders owned, either beneficially or of record, 5% or more of the outstanding shares of the Funds:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Name of Fund                     Name and Address of Owner        Type of Ownership           Percentage of Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Treasury Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Government Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------

As of ________, 2003, the trustees officers and officers of the Trust beneficially owned as a group less than 1% of the outstanding shares of each Fund.

The votes of the shareholders of the Government Fund are not being solicited since their approval or consent is not necessary for the Reorganization to take place.

                                OTHER INFORMATION

Shareholder Proposals

As a general matter, the Treasury Fund is not required to hold regular annual or other meetings of Shareholders. Any shareholder wishing to submit a proposal for inclusion in a proxy statement for a subsequent shareholder meeting should send their written request to the Secretary of the Trust at: 4854 - 154th Place NE, Redmond, WA 98052. Proposals must be received within a reasonable period of time prior to any meeting to be included in the proxy materials. Moreover, inclusion of such proposals is subject to limitations under the Federal securities laws. Persons named as proxies for any subsequent shareholders' meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

Other Business

The Board of Trustees is not aware that any other matters are to be presented for action at the Meeting. If any other matters come before the Meeting, the persons named in the enclosed proxy will vote in accordance with their best judgment in the interests of the Treasury Fund.

                                  MISCELLANEOUS

Available Information

The Treasury Fund and the Government Fund are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information may be inspected without charge and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549, and at the following regional offices of the SEC: 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

Legal Matters

Sutherland Asbill & Brennan LLP has provided advice with respect to certain legal matters in connection with the Reorganization.

Experts
The audited financial statements of the Safeco Taxable Bond Trust (which includes the Safeco U.S. Government Fund and Safeco Intermediate-Term U.S. Treasury Fund) at December 31, 2002 and for each of the periods indicated therein, incorporated by reference into the Reorganization Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors for the Trust for the fiscal year ended December 31, 2002. The financial statements audited by Ernst & Young LLP have been incorporated by reference into the Reorganization Statement of Additional Information in reliance on their reports given on the authority of such firm as experts in auditing and accounting matters.

[BACK COVER PAGE OF PROSPECTUS]


Shares of the Safeco U.S. Government Fund are listed on the Nasdaq Stock Exchange ("NASDAQ") under the following ticker symbols:

         Class                                                Ticker
         -----                                                ------
         Investor Class                                       SFUSX
         Advisor Class A                                      SGNMX
         Advisor Class B                                      SGNBX

Reports, proxy material and other information concerning the Safeco U.S. Government Fund can be inspected at the NASDAQ.

                                    EXHIBIT A

                  Form of Agreement and Plan of Reorganization


                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of ____________, 2003 by Safeco Taxable Bond Trust, a Delaware statutory trust with its principal place of business at 4854 - 154th Place, NE, Redmond, Washington (the "Trust"), on behalf of its series, Safeco U.S. Government Fund ("Acquiring Fund") and Safeco Intermediate-Term U.S. Treasury Fund ("Target Fund" and, together with the Acquiring Fund, the "Parties").


                                   WITNESSETH:

         WHEREAS, the Trust is an open-end investment company of the management type, and the two Funds are separate series of the Trust;

         WHEREAS, the Parties intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code");

         WHEREAS, the reorganization will consist of (1) the transfer of the assets of the Target Fund to the Acquiring Fund in exchange solely for Advisor Class A, Advisor Class B and Investor Class shares of the Acquiring Fund (collectively, the "Acquiring Fund Shares") and the Acquiring Fund's assumption of the liabilities of the Target Fund, and (2) the distribution of Acquiring Fund Shares to the holders of the Advisor Class A, Advisor Class B and Investor Class shares of the Target Fund (collectively, the "Target Fund Shares") in complete liquidation of the Target Fund, all upon the terms and conditions set forth herein (such transactions contemplated by this Agreement are collectively referred to as the "Reorganization");

         WHEREAS, the Board of Trustees of the Trust (the "Board"), including a majority of trustees who are not interested persons, has determined with respect to the Target Fund that (1) participation in the Reorganization is in the best interests of the Target Fund, and (2) the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization; and

         WHEREAS, the Board, including a majority of trustees who are not interested persons, has determined with respect to the Acquiring Fund that (1) participation in the Reorganization is in the best interests of the Acquiring Fund, and (2) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Parties covenant and agree as follows:

1. THE REORGANIZATION

         1.1. On the Closing Date (as defined in paragraph 3.1), subject to the requisite approval of the shareholders of the Target Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer all of the Target Fund's assets (the "Assets"), as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange to:

                  (a) deliver to the Target Fund the number of full and fractional (rounded to the third decimal place) Advisor Class A, Advisor Class B and Investor Class Acquiring Fund shares, in each case determined by dividing the value of the Target Fund's net assets with respect to each corresponding class (Advisor Class A, Advisor Class B and Investor Class, respectively) of Target Fund shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and

                  (b) assume all liabilities of the Target Fund ("Liabilities"), as set forth in paragraph 1.3.

         1.2. The Assets shall consist of all property and assets of every kind and nature of the Target Fund, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses shown as assets on the Target Fund's books, claims and rights of action, rights to register shares under applicable securities laws, books and records, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and other distributions as provided in paragraph 1.4 hereof and the Target Fund's rights under this Agreement, and other property the Target Fund owns at the Valuation Time (as defined in paragraph 2.1 below).

         1.3. The Liabilities shall consist of all of the Target Fund's liabilities, debts, obligations and duties of whatever kind or nature, whether absolute, accrued or contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Valuation Time, and whether or not specifically referred to in this Agreement, existing at the Valuation Time. Notwithstanding the foregoing, the Target Fund will endeavor to discharge all of its known liabilities and obligations prior to the Valuation Time.

         1.4. On or as soon as practicable prior to the Valuation Time, the Target Fund will declare and pay to its shareholders one or more dividends and/or other distributions so that, taking into account all previous dividends and distributions, it will have distributed substantially all of its "investment company taxable income" and "net capital gain" (as such terms are used in Section 852 of the Code and computed without regard to any deduction for dividends paid), if any, for taxable years ending on or prior to the Closing Date.

         1.5. Immediately after the transactions provided for in paragraph 1.1 are effected, the Target Fund will (a) distribute to its shareholders of record as of the Valuation Time (the "Shareholders") with respect to each class of its shares, on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Target Fund pursuant to paragraph 1.1, and
(b) will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund Shares, by the transfer of the corresponding class of Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the shareholders of such class of the Target Fund. The aggregate net asset value of the Advisor Class A, Advisor Class B and Investor Class Acquiring Fund Shares to be so credited to Advisor Class A, Advisor Class B and Investor Class shareholders of the Target Fund, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the Target Fund Shares of the corresponding class owned by shareholders of the Target Fund as of the Valuation Time. All issued and outstanding Target Fund Shares will simultaneously be cancelled on the books of the Target Fund, although share certificates representing interests in Advisor Class A, Advisor Class B and Investor Class Target Fund Shares will represent a number of the corresponding class of Acquiring Fund Shares after the Valuation Time, as determined in accordance with paragraph 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange.

         1.6. Ownership of Acquiring Fund Shares will be shown on the books of Safeco Services Corporation, the Trust's transfer agent ("Transfer Agent"). Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

         1.7. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

         1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on the Target Fund's books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.       VALUATION

         2.1. For purposes of paragraph 1.1, the Target Fund's net asset value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the Closing Date (such time and date also being herein called the "Valuation Time"), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the Acquiring Fund's then-current prospectus and statement of additional information, less (b) the amount of the Liabilities as of the Valuation Time.

         2.2. The net asset value of an Advisor Class A, Advisor Class B and Investor Class Acquiring Fund Share shall be the net asset value per share of the Acquiring Fund computed with respect to that class as of the Valuation Time using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information.

         2.3. The number of Advisor Class A, Advisor Class B and Investor Class Acquiring Fund Shares to be issued (including fractional shares, if any) pursuant to paragraph 1.1(a) shall be determined with respect to each class by dividing the value of the net assets with respect to the Advisor Class A, Advisor Class B and Investor Class of the Target Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the corresponding Acquiring Fund Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value hereunder shall be made by or under the direction of Safeco Asset Management Company ("SAM"), the investment adviser to the Target Fund and the Acquiring Fund, in accordance with its regular practice and the requirements of the 1940 Act.

3. CLOSING AND CLOSING DATE

         3.1. The Closing Date shall be September 26, 2003 or such earlier or later date as the Trust may determine. All acts taking place at the closing of the transactions contemplated by this Agreement (the "Closing") shall be deemed to take place simultaneously as of 4:00 p.m. Eastern Time on the Closing Date, unless otherwise determined by the Trust. The Closing shall be held at the offices of the Trust, or at such other place as the Trust may determine.

         3.2. The Trust shall direct State Street Bank and Trust Company, the custodian for the Target Fund and the Acquiring Fund ("Custodian"), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer certifying that (a) the Assets have been delivered in proper form to the Acquiring Fund within two (2) business days prior to or on the Closing Date, and
(b) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Target Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver the Assets to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Assets are deposited.

         3.3. The Trust shall direct the Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Shareholders and the number and percentage ownership (to three decimal places) of outstanding Target Fund Shares owned by each Shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Trust a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Target Fund's account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.5, and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4.

         3.4. If immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange shall be disrupted so that, in the judgment of the Board, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

         4.1. Except as has been fully disclosed to the Acquiring Fund prior to the date of this Agreement in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

                  (a) The Target Fund is a duly organized series of the Trust, which is a statutory trust duly established and validly existing under the laws of the State of Delaware, with power under its Certificate of Trust, Trust Instrument and Bylaws to own all of its properties and assets and to carry on its business as it is now being conducted.

                  (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Advisor Class A, Advisor Class B and Investor Class Target Fund Shares under the Securities Act of 1933, as amended (the "1933 Act"), is in full force and effect.

                  (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, and state securities laws.

                  (d) The execution, delivery and performance of this Agreement by the Trust on behalf of the Target Fund will not result in (i) a material violation of the Trust's Certificate of Trust, Trust Instrument or Bylaws, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund is a party or by which it is bound.

                  (e) All material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Target Fund on or prior to the Closing Date.

                  (f) To the Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Trust, with respect to the Target Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Target Fund, knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Target Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Target Fund's business or its or the Target Fund's ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Target Fund at and for the year ended December 31, 2002 have been audited by Ernst & Young LLP, independent certified public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied. All of such statements present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Target Fund as of the dates thereof in accordance with GAAP, including all known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such dates.

                  (h) Since December 31, 2002, there has not been any material adverse change in the Target Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (h), a decline in net asset value per share of the Target Fund due to declines in market values of securities in the Target Fund's portfolio, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by shareholders of the Target Fund, shall not constitute a material adverse change.

                  (i) As of the date hereof and at the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Target Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

                  (j) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its Federal income tax under
         Section 852 of the Code.

                  (k) All issued and outstanding Target Fund Shares (i) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (ii) have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund Shares, nor is there outstanding any security convertible into any Target Fund Share.

                  (l) At the Closing Date, the Trust, on behalf of the Target Fund, will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Trust, on behalf of the Acquiring Fund, has received notice at or prior to the Closing. Upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

                  (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board, on behalf of the Target Fund, and, subject to the approval of the shareholders of the Target Fund, this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity.

                  (n) The information to be furnished by the Target Fund for use in applications for orders, registration statements, proxy materials or other documents filed or to be filed with any Federal, state or local regulatory authority, which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

                  (o) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                  (p) The combined proxy statement and prospectus (the "Proxy Statement") to be included in the registration statement on Form N-14 (the "Registration Statement"), and any amendment or supplement thereto, insofar as it relates to the Target Fund, will, on the effective date of the Registration Statement and on the Closing Date,
         (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

         4.2. Except as has been fully disclosed to the Target Fund prior to the date of this Agreement in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

                  (a) The Acquiring Fund is a duly organized series of the Trust, which is a statutory trust duly established and validly existing under the laws of the State of Delaware, with power under its Certificate of Trust, Trust Instrument and Bylaws to own all of its properties and assets and to carry on its business as it is now being conducted.

                  (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the Advisor Class A, Advisor Class B and Investor Class Acquiring Fund Shares under the 1933 Act is in full force and effect.

                  (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws.

                  (d) The execution, delivery and performance of this Agreement by the Trust on behalf of the Acquiring Fund will not result in (i) a material violation of the Trust's Certificate of Trust, Trust Instrument or Bylaws, or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.

                  (e) To the Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Trust, with respect to the Acquiring Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Acquiring Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Acquiring Fund's business or its or the Acquiring Fund's ability to consummate the transactions herein contemplated.

                  (f) The financial statements of the Acquiring Fund at and for the year ended December 31, 2002 have been audited by Ernst & Young LLP, independent certified public accountants, and are in accordance with GAAP consistently applied. All of such statements present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquiring Fund as of the dates thereof in accordance with GAAP, including all known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such dates.

                  (g) Since December 31, 2002, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Target Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change.

                  (h) As of the date hereof and at the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

                  (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its Federal income tax under Section 852 of the Code, and intends to do so for the taxable year including the Closing Date.

                  (j) All issued and outstanding Acquiring Fund Shares, including the Advisor Class A, Advisor Class B and Investor Class Acquiring Fund Shares to be issued in connection with the Reorganization, (i) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (ii) have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and other securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Share.

                  (k) At the Closing Date, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Trust, on behalf of the Acquiring Fund, has received notice at or prior to the Closing.

                  (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity.

                  (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials or other documents filed or to be filed with any Federal, state or local regulatory authority, which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto.

                  (n) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                  (o) The Proxy Statement to be included in the Registration Statement, and any amendment or supplement thereto, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, on the effective date of the Registration Statement and on the Closing Date, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this subparagraph (o) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Target Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS

         5.1. The Trust covenants to operate each Fund's business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the normal operations of the Target Fund or the Acquiring Fund, as the case may be; and (b) each of the Target Fund and the Acquiring Fund shall retain exclusive control of the composition of its respective portfolio until the Closing Date.

         5.2. The Trust, on behalf of the Target Fund, will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and take all other reasonable action necessary to obtain approval of the Reorganization.

         5.3. The Target Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4. Subject to the provisions of this Agreement, the Trust will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization.

         5.5. The Trust, on behalf of the Target Fund, covenants that it will, from time to time, as and when it reasonably determines to be necessary or desirable, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to (i) vest in and confirm the Acquiring Fund's title to and possession of the Assets and otherwise to carry out the intent and purpose of this Agreement, (ii) assume the Liabilities, and (iii) otherwise carry out the intent and purpose of this Agreement.

         5.6. The Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of the Acquiring Fund, to continue its operations after the Closing Date.

         5.7. The Trust shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

         The obligations of the Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date, and there shall be no (i) pending or threatened litigation brought by any person against the Trust, the Acquiring Fund, or the Target Fund, or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement, or (ii) facts known to the Trust, which it reasonably believes might result in such litigation.

         6.2. The Trust, on behalf of the Acquiring Fund, shall have delivered to the Target Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Target Fund shall reasonably request.

         6.3. The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         7.1. All representations and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date, and there shall be no (i) pending or threatened litigation brought by any person against the Trust, the Acquiring Fund or the Target Fund, or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement, or (ii) facts known to the Trust, which it reasonably believes might result in such litigation.

         7.2. The Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Target Fund, made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

         7.3. The Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities as of the Closing Date, certified by the Treasurer of the Trust.

         7.4. The Trust, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Target Fund, on or before the Closing Date.

         7.5. The Target Fund shall have declared and paid one or more dividends and/or other distributions on or prior to the Closing Date as provided in paragraph 1.4.

8. FURTHER CONDITIONS PRECEDENT

         If any of the conditions set forth below has not been met on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Trust, at its option, shall be entitled to refuse to consummate the
Reorganization:

         8.1. This Agreement and the Reorganization shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Trust's Certificate of Trust, Trust Instrument and Bylaws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall be maintained by the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.1.

         8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to the Trust's knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the Reorganization.

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the Reorganization shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund.

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5. The Trust shall have received an opinion of counsel addressed to the Trust substantially to the effect that, based upon certain facts, assumptions and representations, the Reorganization shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel of representations it shall request of the Trust.

9. FEES AND EXPENSES

         9.1. The Trust has determined that there are no brokers or finders entitled to receive any payments in connection with the Reorganization.

         9.2. Expenses of the Reorganization will be borne solely by SAM. No such expenses shall be borne by the Trust, Target Fund or the Acquiring Fund, except for brokerage fees and expenses incurred in the ordinary course of business but in preparation for the Reorganization. The expenses of the Reorganization shall include, but not be limited to, costs associated with (a) obtaining any necessary order of exemption from the 1940 Act, (b) preparing the Registration Statement, (c) printing and distributing the Proxy Statement, (d) legal and accounting fees, (e) securities registration fees, and (f) expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the Party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such Party as a "regulated investment company" within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. The Parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the Parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the Reorganization.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board, at any time prior to the Closing Date, if circumstances should develop that, in its opinion, make proceeding with the Agreement and the Reorganization inadvisable. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of the Trust or its trustees or officers, except for any material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust; provided, however, that following the meeting of shareholders of the Target Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of reducing the number of the Acquiring Fund Shares to be issued to the Shareholders under this Agreement to the detriment of the Shareholders without their further approval.

13. HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

         13.1. The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to its principles of conflicts of laws; provided, that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         13.3. This Agreement shall bind and inure to the benefit of the Trust and its successors and assigns. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (including the shareholders of the Target Fund and the Acquiring Fund) any rights or remedies under or by reason of this Agreement, other than the Trust and its successors and assigns.



                            [SIGNATURE PAGE FOLLOWS]

         IN WITNESS WHEREOF, each of the Parties has caused this Agreement to be executed by its President or Vice President.



                            SAFECO TAXABLE BOND TRUST
                            on behalf of its series,
                            SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND


                                   By:
                                ------------------------------------------------
                                  Name:
                                 Title:


                            SAFECO TAXABLE BOND TRUST
                            on behalf of its series, SAFECO U.S. GOVERNMENT FUND

                                  By:
                                ------------------------------------------------
                                 Name:
                                Title:



Solely for purposes of agreeing to paragraph 9.2:

SAFECO ASSET MANAGEMENT COMPANY


By: ________________________________________
     Name:
     Title:

                                    EXHIBIT B

                   Management's Discussion of Fund Performance


SAFECO Intermediate-Term U.S. Treasury Fund

December 31, 2002

How did the fund perform?

The year ending December 31, 2002 turned out to be a great year for U.S. Treasuries and a poor year for riskier assets. As a result, on an absolute basis, the SAFECO Intermediate-Term U.S. Treasury Fund posted the best results of all of the SAFECO mutual funds, as well as outperforming its prospectus benchmark for the year.

The Fund slightly lagged the benchmark for the five-year period. What factors impacted the fund's performance?

The year began in the ashes of terrorism, under the cloud of the Enron scandal and a global recession. It ended with concerns about imminent military conflict with Iraq, nuclear tensions in North Korea, and the threat of another recession with deflationary implications. Investor concern over Enron, other corporate accounting scandals, bankruptcies, defaults, ratings downgrades and a weak economy decimated riskier assets and sent money scurrying into the shelter of U.S. Treasury securities. This pushed the Treasury yield to its lowest level since 1958. Shortly thereafter, investors realized that the risk-aversion pendulum had swung too far. Stocks and corporate bonds regained their footing and the Treasury market sold off.

What changes did you make and why?

During the year, we increased our exposure to U.S. Treasuries and decreased our holdings in Agency securities. In response to investor reaction to equity markets and corporate America, we also increased our portfolio's duration. Further, we positioned the fund to benefit from a steep yield curve.

In the fourth quarter, we made only minor changes to the Fund. Because we believe the next major move in interest rates will be towards higher yields and a flatter yield curve, we cut duration. Additionally, we increased our exposure to U.S. Treasury Inflation Protected Securities (TIPS), a unique Treasury investment alternative which should outperform conventional Treasuries in a rising rate environment.

What is your outlook for the future?

The economy is currently at a crossroads. Our best guess is that the economy will improve marginally in 2003, leading to a much better economic environment in 2004. The Fed may ease interest rates one more time by the end of the first quarter, but by late 2003 we are likely to witness the beginning of the next Fed tightening cycle. As a tightening cycle approaches, yields will rise and the yield curve will flatten. We look forward to a generally constructive year for investment-grade corporate bonds, and to a lesser extent, U.S. Agency debentures and mortgage-backed securities.

Given the generally low starting yields it is unlikely that intermediate-term U.S. Treasury funds will match the performance of the past three years. However given the likelihood of war with Iraq, the potential for a nuclear showdown with North Korea and the current anemic global economy, we believe the SAFECO Intermediate-Term U.S. Treasury Fund will continue to make sense as a sensible investment vehicle.

SAFECO Asset Management Company

SAFECO Asset Management Company's (SAM's) fixed-income team, which is comprised of senior bond managers and credit analysts, assumed management of the SAFECO Intermediate-Term U.S. Treasury Fund in July 2001. Team management allows broader coverage of this market and increased input into the investment process.

                                                              HIGHLIGHTS

Current Yield (30-day) Investor Class                2.51%

Current Yield (30-day) Class A                       2.15%

Current Yield (30-day) Class B                       1.50%

Weighted Average Maturity                            7.37 years


Performance Overview

SAFECO Intermediate-Term U.S. Treasury Fund

INVESTOR CLASS

---------------------------------------------- ----------------------- ----------------------- -----------------------
Average Annual Total Return for the periods
ended December 31, 2002                                1 Year                  5 Year                 10 Year
---------------------------------------------- ----------------------- ----------------------- -----------------------
---------------------------------------------- ----------------------- ----------------------- -----------------------
SAFECO Intermediate Term U.S. Treasury Fund            10.56%                  6.89%                   6.58%
---------------------------------------------- ----------------------- ----------------------- -----------------------
---------------------------------------------- ----------------------- ----------------------- -----------------------
Merrill Lynch Intermediate Term Treasury                9.05%                  7.25%                   6.83%
Index
---------------------------------------------- ----------------------- ----------------------- -----------------------
---------------------------------------------- ----------------------- ----------------------- -----------------------
Lipper, Inc. (Intermediate U.S. Treasury               14.83%                  8.04%                   6.94%
Funds)
---------------------------------------------- ----------------------- ----------------------- -----------------------
----------------------------------------------------------------------------------------------------------------------
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
----------------------------------------------------------------------------------------------------------------------


Intermediate-Term Treasury Fund
Investor Class
                                                           Merrill Lynch
                                              Investor Intermediate-Term
                             Date                Class    Treasury Index
                             ----                -----    --------------
                          12/31/1992            10,000            10,000
                          01/31/1993            10,258            10,187
                          02/28/1993            10,484            10,339
                          03/31/1993            10,527            10,378
                          04/30/1993            10,602            10,460
                          05/31/1993            10,567            10,429
                          06/30/1993            10,823            10,579
                          07/31/1993            10,840            10,601
                          08/31/1993            11,107            10,763
                          09/30/1993            11,170            10,809
                          10/31/1993            11,194            10,828
                          11/30/1993            11,015            10,776
                          12/31/1993            11,084            10,818
                          01/31/1994            11,228            10,926
                          02/28/1994            10,931            10,770
                          03/31/1994            10,701            10,619
                          04/30/1994            10,625            10,548
                          05/31/1994            10,629            10,558
                          06/30/1994            10,609            10,566
                          07/31/1994            10,750            10,697
                          08/31/1994            10,777            10,730
                          09/30/1994            10,660            10,644
                          10/31/1994            10,664            10,647
                          11/30/1994            10,642            10,593
                          12/31/1994            10,684            10,633
                          01/31/1995            10,806            10,810
                          02/28/1995            10,967            11,017
                          03/31/1995            11,024            11,077
                          04/30/1995            11,159            11,204
                          05/31/1995            11,586            11,525
                          06/30/1995            11,663            11,600
                          07/31/1995            11,573            11,607
                          08/31/1995            11,710            11,703
                          09/30/1995            11,840            11,781
                          10/31/1995            12,020            11,914
                          11/30/1995            12,265            12,062
                          12/31/1995            12,473            12,185
                          01/31/1996            12,513            12,290
                          02/29/1996            12,208            12,152
                          03/31/1996            12,080            12,094
                          04/30/1996            12,055            12,055
                          05/31/1996            12,053            12,049
                          06/30/1996            12,140            12,167
                          07/31/1996            12,178            12,204
                          08/31/1996            12,177            12,217
                          09/30/1996            12,313            12,373
                          10/31/1996            12,465            12,574
                          11/30/1996            12,625            12,729
                          12/31/1996            12,521            12,660
                          01/31/1997            12,560            12,707
                          02/28/1997            12,527            12,721
                          03/31/1997            12,374            12,656
                          04/30/1997            12,547            12,797
                          05/31/1997            12,645            12,896
                          06/30/1997            12,770            13,007
                          07/31/1997            13,138            13,251
                          08/31/1997            12,980            13,195
                          09/30/1997            13,175            13,341
                          10/31/1997            13,407            13,495
                          11/30/1997            13,412            13,526
                          12/31/1997            13,559            13,641
                          01/31/1998            13,777            13,825
                          02/28/1998            13,730            13,807
                          03/31/1998            13,757            13,853
                          04/30/1998            13,806            13,915
                          05/31/1998            13,923            14,009
                          06/30/1998            14,040            14,106
                          07/31/1998            14,069            14,161
                          08/31/1998            14,415            14,444
                          09/30/1998            14,913            14,785
                          10/31/1998            14,842            14,819
                          11/30/1998            14,791            14,764
                          12/31/1998            14,861            14,818
                          01/31/1999            14,863            14,889
                          02/28/1999            14,627            14,661
                          03/31/1999            14,690            14,768
                          04/30/1999            14,714            14,813
                          05/31/1999            14,545            14,714
                          06/30/1999            14,524            14,740
                          07/31/1999            14,504            14,756
                          08/31/1999            14,511            14,785
                          09/30/1999            14,636            14,902
                          10/31/1999            14,647            14,925
                          11/30/1999            14,627            14,934
                          12/31/1999            14,563            14,900
                          01/31/2000            14,500            14,856
                          02/29/2000            14,623            14,972
                          03/31/2000            14,882            15,159
                          04/30/2000            14,816            15,157
                          05/31/2000            14,848            15,218
                          06/30/2000            15,034            15,437
                          07/31/2000            15,118            15,539
                          08/31/2000            15,295            15,700
                          09/30/2000            15,395            15,819
                          10/31/2000            15,492            15,922
                          11/30/2000            15,786            16,152
                          12/31/2000            16,131            16,418
                          01/31/2001            16,249            16,608
                          02/28/2001            16,463            16,759
                          03/31/2001            16,526            16,896
                          04/30/2001            16,339            16,831
                          05/31/2001            16,385            16,902
                          06/30/2001            16,449            16,964
                          07/31/2001            16,798            17,265
                          08/31/2001            16,975            17,401
                          09/30/2001            17,261            17,767
                          10/31/2001            17,640            18,027
                          11/30/2001            17,270            17,835
                          12/31/2001            17,110            17,751
                          01/31/2002            17,223            17,812
                          02/28/2002            17,365            17,951
                          03/31/2002            17,074            17,684
                          04/30/2002            17,407            17,982
                          05/31/2002            17,512            18,111
                          06/30/2002            17,700            18,325
                          07/31/2002            18,065            18,681
                          08/31/2002            18,416            18,870
                          09/30/2002            18,830            19,218
                          10/31/2002            18,672            19,187
                          11/30/2002            18,508            19,020
                          12/31/2002            18,920            19,358


SAFECO Intermediate-Term U.S. Treasury Fund

CLASS A AND CLASS B

--------------------------------------- --------------------------------------- --------------------------------------
                                                  With Sales Charge                     Without Sales Charge

--------------------------------------- --------------------------------------- --------------------------------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Average Annual Total Return for the
periods ended December 31, 2002
                                          1 Year       5 Year       10 Year       1 Year       5 Year       10 Year
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
SAFECO Intermediate-Term U.S.
Treasury Fund
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
     Class A                               5.32%        5.58%        5.90%        10.28%        6.56%        6.39%
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
     Class B                               4.55%        5.50%        5.95%          9.55%       5.82%        5.95%
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Merrill Lynch Intermediate Term             N/A          N/A          N/A           9.05%       7.25%        6.83%
Treasury Index
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Lipper, Inc. (Intermediate U.S.             N/A          N/A          N/A         14.83%        8.04%        6.94%
Treasury Funds)
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
----------------------------------------------------------------------------------------------------------------------
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
----------------------------------------------------------------------------------------------------------------------


Intermediate-Term Treasury Fund
Class A


                                                           Merrill Lynch
                                Date                   Intermediate-Term
                                               Class A    Treasury Index
                          12/31/1992             9,550            10,000
                          01/31/1993             9,796            10,187
                          02/28/1993            10,013            10,339
                          03/31/1993            10,053            10,378
                          04/30/1993            10,125            10,460
                          05/31/1993            10,092            10,429
                          06/30/1993            10,337            10,579
                          07/31/1993            10,352            10,601
                          08/31/1993            10,608            10,763
                          09/30/1993            10,668            10,809
                          10/31/1993            10,691            10,828
                          11/30/1993            10,520            10,776
                          12/31/1993            10,586            10,818
                          01/31/1994            10,723            10,926
                          02/28/1994            10,440            10,770
                          03/31/1994            10,220            10,619
                          04/30/1994            10,147            10,548
                          05/31/1994            10,151            10,558
                          06/30/1994            10,132            10,566
                          07/31/1994            10,267            10,697
                          08/31/1994            10,293            10,730
                          09/30/1994            10,181            10,644
                          10/31/1994            10,185            10,647
                          11/30/1994            10,164            10,593
                          12/31/1994            10,203            10,633
                          01/31/1995            10,320            10,810
                          02/28/1995            10,474            11,017
                          03/31/1995            10,528            11,077
                          04/30/1995            10,658            11,204
                          05/31/1995            11,065            11,525
                          06/30/1995            11,139            11,600
                          07/31/1995            11,052            11,607
                          08/31/1995            11,184            11,703
                          09/30/1995            11,308            11,781
                          10/31/1995            11,480            11,914
                          11/30/1995            11,713            12,062
                          12/31/1995            11,912            12,185
                          01/31/1996            11,951            12,290
                          02/29/1996            11,659            12,152
                          03/31/1996            11,537            12,094
                          04/30/1996            11,513            12,055
                          05/31/1996            11,511            12,049
                          06/30/1996            11,594            12,167
                          07/31/1996            11,631            12,204
                          08/31/1996            11,630            12,217
                          09/30/1996            11,760            12,373
                          10/31/1996            11,903            12,574
                          11/30/1996            12,053            12,729
                          12/31/1996            11,951            12,660
                          01/31/1997            11,984            12,707
                          02/28/1997            11,961            12,721
                          03/31/1997            11,812            12,656
                          04/30/1997            11,959            12,797
                          05/31/1997            12,043            12,896
                          06/30/1997            12,171            13,007
                          07/31/1997            12,517            13,251
                          08/31/1997            12,362            13,195
                          09/30/1997            12,546            13,341
                          10/31/1997            12,754            13,495
                          11/30/1997            12,759            13,526
                          12/31/1997            12,910            13,641
                          01/31/1998            13,114            13,825
                          02/28/1998            13,053            13,807
                          03/31/1998            13,074            13,853
                          04/30/1998            13,116            13,915
                          05/31/1998            13,224            14,009
                          06/30/1998            13,343            14,106
                          07/31/1998            13,352            14,161
                          08/31/1998            13,688            14,444
                          09/30/1998            14,156            14,785
                          10/31/1998            14,094            14,819
                          11/30/1998            14,026            14,764
                          12/31/1998            14,083            14,818
                          01/31/1999            14,080            14,889
                          02/28/1999            13,854            14,661
                          03/31/1999            13,922            14,768
                          04/30/1999            13,927            14,813
                          05/31/1999            13,777            14,714
                          06/30/1999            13,753            14,740
                          07/31/1999            13,717            14,756
                          08/31/1999            13,720            14,785
                          09/30/1999            13,834            14,902
                          10/31/1999            13,840            14,925
                          11/30/1999            13,831            14,934
                          12/31/1999            13,761            14,900
                          01/31/2000            13,712            14,856
                          02/29/2000            13,812            14,972
                          03/31/2000            14,053            15,159
                          04/30/2000            13,988            15,157
                          05/31/2000            14,015            15,218
                          06/30/2000            14,188            15,437
                          07/31/2000            14,264            15,539
                          08/31/2000            14,427            15,700
                          09/30/2000            14,519            15,819
                          10/31/2000            14,621            15,922
                          11/30/2000            14,895            16,152
                          12/31/2000            15,217            16,418
                          01/31/2001            15,311            16,608
                          02/28/2001            15,510            16,759
                          03/31/2001            15,580            16,896
                          04/30/2001            15,386            16,831
                          05/31/2001            15,440            16,902
                          06/30/2001            15,482            16,964
                          07/31/2001            15,808            17,265
                          08/31/2001            15,955            17,401
                          09/30/2001            16,236            17,767
                          10/31/2001            16,589            18,027
                          11/30/2001            16,222            17,835
                          12/31/2001            16,085            17,751
                          01/31/2002            16,172            17,812
                          02/28/2002            16,317            17,951
                          03/31/2002            16,025            17,684
                          04/30/2002            16,349            17,982
                          05/31/2002            16,445            18,111
                          06/30/2002            16,602            18,325
                          07/31/2002            16,957            18,681
                          08/31/2002            17,267            18,870
                          09/30/2002            17,667            19,218
                          10/31/2002            17,515            19,187
                          11/30/2002            17,357            19,020
                          12/31/2002            17,740            19,358


Intermediate-Term Treasury Fund
Class B


                                                           Merrill Lynch
                                Date                   Intermediate-Term
                                               Class B    Treasury Index
                          12/31/1992            10,000            10,000
                          01/31/1993            10,258            10,187
                          02/28/1993            10,484            10,339
                          03/31/1993            10,527            10,378
                          04/30/1993            10,602            10,460
                          05/31/1993            10,567            10,429
                          06/30/1993            10,823            10,579
                          07/31/1993            10,840            10,601
                          08/31/1993            11,107            10,763
                          09/30/1993            11,170            10,809
                          10/31/1993            11,194            10,828
                          11/30/1993            11,015            10,776
                          12/31/1993            11,084            10,818
                          01/31/1994            11,228            10,926
                          02/28/1994            10,931            10,770
                          03/31/1994            10,701            10,619
                          04/30/1994            10,625            10,548
                          05/31/1994            10,629            10,558
                          06/30/1994            10,609            10,566
                          07/31/1994            10,750            10,697
                          08/31/1994            10,777            10,730
                          09/30/1994            10,660            10,644
                          10/31/1994            10,664            10,647
                          11/30/1994            10,642            10,593
                          12/31/1994            10,684            10,633
                          01/31/1995            10,806            10,810
                          02/28/1995            10,967            11,017
                          03/31/1995            11,024            11,077
                          04/30/1995            11,159            11,204
                          05/31/1995            11,586            11,525
                          06/30/1995            11,663            11,600
                          07/31/1995            11,573            11,607
                          08/31/1995            11,710            11,703
                          09/30/1995            11,840            11,781
                          10/31/1995            12,020            11,914
                          11/30/1995            12,265            12,062
                          12/31/1995            12,473            12,185
                          01/31/1996            12,513            12,290
                          02/29/1996            12,208            12,152
                          03/31/1996            12,080            12,094
                          04/30/1996            12,055            12,055
                          05/31/1996            12,053            12,049
                          06/30/1996            12,140            12,167
                          07/31/1996            12,178            12,204
                          08/31/1996            12,177            12,217
                          09/30/1996            12,313            12,373
                          10/31/1996            12,455            12,574
                          11/30/1996            12,618            12,729
                          12/31/1996            12,505            12,660
                          01/31/1997            12,522            12,707
                          02/28/1997            12,492            12,721
                          03/31/1997            12,331            12,656
                          04/30/1997            12,482            12,797
                          05/31/1997            12,569            12,896
                          06/30/1997            12,696            13,007
                          07/31/1997            13,051            13,251
                          08/31/1997            12,883            13,195
                          09/30/1997            13,065            13,341
                          10/31/1997            13,271            13,495
                          11/30/1997            13,267            13,526
                          12/31/1997            13,414            13,641
                          01/31/1998            13,607            13,825
                          02/28/1998            13,546            13,807
                          03/31/1998            13,562            13,853
                          04/30/1998            13,601            13,915
                          05/31/1998            13,706            14,009
                          06/30/1998            13,810            14,106
                          07/31/1998            13,825            14,161
                          08/31/1998            14,153            14,444
                          09/30/1998            14,630            14,785
                          10/31/1998            14,556            14,819
                          11/30/1998            14,477            14,764
                          12/31/1998            14,527            14,818
                          01/31/1999            14,517            14,889
                          02/28/1999            14,275            14,661
                          03/31/1999            14,337            14,768
                          04/30/1999            14,332            14,813
                          05/31/1999            14,168            14,714
                          06/30/1999            14,134            14,740
                          07/31/1999            14,101            14,756
                          08/31/1999            14,080            14,785
                          09/30/1999            14,188            14,902
                          10/31/1999            14,184            14,925
                          11/30/1999            14,167            14,934
                          12/31/1999            14,092            14,900
                          01/31/2000            14,033            14,856
                          02/29/2000            14,126            14,972
                          03/31/2000            14,364            15,159
                          04/30/2000            14,289            15,157
                          05/31/2000            14,308            15,218
                          06/30/2000            14,489            15,437
                          07/31/2000            14,543            15,539
                          08/31/2000            14,716            15,700
                          09/30/2000            14,785            15,819
                          10/31/2000            14,880            15,922
                          11/30/2000            15,150            16,152
                          12/31/2000            15,472            16,418
                          01/31/2001            15,558            16,608
                          02/28/2001            15,766            16,759
                          03/31/2001            15,813            16,896
                          04/30/2001            15,621            16,831
                          05/31/2001            15,651            16,902
                          06/30/2001            15,699            16,964
                          07/31/2001            16,019            17,265
                          08/31/2001            16,173            17,401
                          09/30/2001            16,432            17,767
                          10/31/2001            16,778            18,027
                          11/30/2001            16,413            17,835
                          12/31/2001            16,248            17,751
                          01/31/2002            16,341            17,812
                          02/28/2002            16,463            17,951
                          03/31/2002            16,158            17,684
                          04/30/2002            16,474            17,982
                          05/31/2002            16,560            18,111
                          06/30/2002            16,708            18,325
                          07/31/2002            17,038            18,681
                          08/31/2002            17,355            18,870
                          09/30/2002            17,746            19,218
                          10/31/2002            17,593            19,187
                          11/30/2002            17,435            19,020
                          12/31/2002            17,819            19,358

PORTFOLIO OF INVESTMENTS
As of December 31, 2002


SAFECO Intermediate-Term U.S. Treasury Fund
  PRINCIPAL
  AMOUNT
   (000's)
                                                                          VALUE
                                                                         (000's)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


MORTGAGE BACKED SECURITIES - 17.0%

Federal Home Loan Mortgage Corp. (FHLMC) - 1.0%
        $271  5.50%, due 8/01/17                                           $282
Federal National Mortgage Association (FNMA) - 11.3%

                                                                            966
         933   6.00%, due 4/01/32
         863   6.00%, due 8/01/32                                           893
        1,125  6.625%, due 11/15/30                                       1,320
Government National Mortgage Association (GNMA) - 4.7%

                                                                          1,316
                                                                      ----------
        1,216  8.00%, due 12/15/29
                                                                      ----------
                                                                      ----------
TOTAL MORTGAGE BACKED SECURITIES (cost $4,601)                            4,777
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 81.5%

U.S. Treasury Notes - 81.5%

                                                                          3,671
                                                                      ----------
        3,100  10.00%, due 5/15/10
        3,500  3.50%, due 11/15/06                                        3,642
        2,850  5.50%, due 1/31/03                                         2,860
        2,250  5.50%, due 2/15/08                                         2,539
        2,195  6.00%, due 8/15/09                                         2,552
        1,100  6.125%, due 8/15/29                                        1,291
         250   6.50%, due 11/15/26                                          304
        2,150  9.25%, due 2/15/16                                         3,190
        2,445  U.S. Treasury Inflation Index                              2,796
                Note
                3.50%, due 1/15/11
                                                                      ----------
                                                                      ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $21,762)                         22,845
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CASH EQUIVALENTS-1.1%
Investment Companies


                                                                            299
                                                                      ----------
         299   AIM Short-Term Investments Co.
                Liquid Assets Money Market
                Portfolio (Institutional
                Shares)
TOTAL CASH EQUIVALENTS (cost $299)                                          299
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $26,662) - 99.6%                                 27,921

     Other Assets, less Liabilities                                         104
                                                                      ----------
                                                                      ----------
                                                                        $28,025
NET ASSETS

SAFECO U.S. Government Fund

December 31, 2002

How did the fund perform?

In May of 2002, the SAFECO U.S. Government Fund changed from a fund that held all Ginnie Mae (GNMA) mortgage-backed securities (MBS), to one with the ability to invest in a broader arena of government securities.

In its first two full quarters of reporting as the U.S. Government Fund, performance lagged a 50/50 blend of the Merrill Lynch (ML) Government and Mortgage Indices--beating the ML Mortgage Index and lagging the ML Government Index.

What factors impacted the fund's performance?

The Fund remained more weighted to GNMA securities than its benchmark after the change in mandate in May to government securities, providing excess yield over Treasuries and making up for the loss by GNMA securities later in the second quarter when rates lowered slightly.

In the latter half of the second quarter and in the third quarter, a flight-to-quality was spurred by scandals in corporate America, and Treasuries were top performers. In the third quarter, interest rates dropped dramatically, which hurt mortgage securities because high home loan prepayments caused the average life of the securities to shorten and limited price appreciation. The Fund was temporarily underweight in Treasuries as it rebalanced, hurting performance.

During the fourth quarter, the Fed aggressively lowered its Fed Funds target from 1.75% to 1.25%. This resulted in longer term interest rates rising while rates on two-year Treasuries and shorter declined. Asset-backed securities performed well for the quarter in spite of record high prepayments. The Fund benefited from its asset-backed securities (ABS) holdings. These assets' shorter duration (less sensitive to rate changes) and higher yields helped their returns.

What changes did you make and why?

Fourth quarter trading activity was aimed at yield enhancement and maintaining duration by purchasing some short-maturity AAA-rated ABS and longer-maturity Agency securities. We remain committed to the strategy of enhancing the yield when opportunities present themselves and believe this will provide higher returns over the long term.

What is your outlook for the future?

Over the short-term we expect interest rates to remain volatile as investors respond to numerous domestic and external uncertainties. We believe that we will see rising rates later on this year, once the U.S. economy starts to turn around. We will also be watching for investor reaction to the fiscal stimulus program, inflation expectations, and whether the Federal Reserve will continue its very accommodative policy.

We continue to maintain a fairly neutral policy of targeting the Fund's duration to be consistent with a portfolio composed of a blend of callable, but higher-yielding mortgage-backed securities and non-callable, yet lower-yielding Government-related securities. We will continue to rotate in and out of the various mortgage-related and Government/Agency sectors as we deem them over or undervalued. We make these buy/sell decisions based on our macro-economic, interest rate and market outlook, and the construct of the portfolio.

We believe this Fund is well suited to capture attractive returns for investors in U.S. Government/Agency and mortgage-backed securities and feel our team approach builds upon the strength of our expertise.

SAFECO Asset Management Company

SAFECO Asset Management Company's (SAM's) U.S. Government investment team, which is comprised of senior bond managers and credit analysts, assumed management of the SAFECO U.S. Government Fund in November 2000. Team management allows broader coverage of this market and increased input into the investment process.

                                                              HIGHLIGHTS


Current Yield (30-day) Investor Class                3.69%

Current Yield (30-day) Class A                       3.27%

Current Yield (30-day) Class B                       2.69%

Weighted Average Maturity                            5.43 years

INVESTOR CLASS

---------------------------------------------- ----------------------- ----------------------- -----------------------
Average Annual Total Return for the periods
ended December 31, 2002                                1 Year                  5 Year                 10 Year
---------------------------------------------- ----------------------- ----------------------- -----------------------
---------------------------------------------- ----------------------- ----------------------- -----------------------
SAFECO U.S. Government Fund                             9.84%                  6.67%                   6.36%
---------------------------------------------- ----------------------- ----------------------- -----------------------
---------------------------------------------- ----------------------- ----------------------- -----------------------
Merrill Lynch GNMA Index                                9.32%                  7.52%                   7.49%
---------------------------------------------- ----------------------- ----------------------- -----------------------
---------------------------------------------- ----------------------- ----------------------- -----------------------
Merrill Lynch U.S. Treasury/Agency Master              11.30%                  7.73%                   7.54%
Index
---------------------------------------------- ----------------------- ----------------------- -----------------------
---------------------------------------------- ----------------------- ----------------------- -----------------------
Lipper, Inc. (General U.S./Govt't Funds)                9.88%                  6.56%                   6.57%
---------------------------------------------- ----------------------- ----------------------- -----------------------
----------------------------------------------------------------------------------------------------------------------
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
----------------------------------------------------------------------------------------------------------------------


U.S. Government Fund
Investor Class
                                                                             Merrill Lynch
                                                                            U.S. Treasury/
                                           Investor     Merrill Lynch        Agency Master
                              Date            Class       GNMA  Index                Index
                              ----            -----       -----------                -----
                        12/31/1992            10,000            10,000               10,000
                        01/31/1993            10,147            10,132               10,210
                        02/28/1993            10,258            10,226               10,413
                        03/31/1993            10,299            10,288               10,450
                        04/30/1993            10,335            10,345               10,531
                        05/31/1993            10,365            10,400               10,522
                        06/30/1993            10,540            10,498               10,749
                        07/31/1993            10,583            10,549               10,813
                        08/31/1993            10,694            10,569               11,053
                        09/30/1993            10,706            10,574               11,103
                        10/31/1993            10,724            10,607               11,140
                        11/30/1993            10,622            10,610               11,021
                        12/31/1993            10,708            10,716               11,063
                        01/31/1994            10,827            10,800               11,216
                        02/28/1994            10,663            10,749               10,973
                        03/31/1994            10,325            10,470               10,744
                        04/30/1994            10,235            10,393               10,648
                        05/31/1994            10,270            10,414               10,640
                        06/30/1994            10,224            10,393               10,623
                        07/31/1994            10,421            10,598               10,804
                        08/31/1994            10,445            10,626               10,814
                        09/30/1994            10,288            10,507               10,666
                        10/31/1994            10,261            10,500               10,658
                        11/30/1994            10,172            10,474               10,631
                        12/31/1994            10,250            10,585               10,706
                        01/31/1995            10,461            10,814               10,903
                        02/28/1995            10,705            11,104               11,136
                        03/31/1995            10,741            11,158               11,206
                        04/30/1995            10,879            11,317               11,351
                        05/31/1995            11,179            11,654               11,808
                        06/30/1995            11,226            11,731               11,902
                        07/31/1995            11,239            11,760               11,864
                        08/31/1995            11,361            11,886               11,997
                        09/30/1995            11,470            12,009               12,110
                        10/31/1995            11,559            12,109               12,300
                        11/30/1995            11,694            12,241               12,487
                        12/31/1995            11,837            12,397               12,666
                        01/31/1996            11,916            12,492               12,745
                        02/29/1996            11,755            12,393               12,486
                        03/31/1996            11,686            12,376               12,386
                        04/30/1996            11,639            12,337               12,306
                        05/31/1996            11,613            12,290               12,288
                        06/30/1996            11,773            12,429               12,440
                        07/31/1996            11,790            12,485               12,469
                        08/31/1996            11,788            12,502               12,442
                        09/30/1996            11,984            12,704               12,646
                        10/31/1996            12,205            12,959               12,921
                        11/30/1996            12,386            13,157               13,145
                        12/31/1996            12,309            13,088               13,016
                        01/31/1997            12,389            13,180               13,032
                        02/28/1997            12,416            13,229               13,041
                        03/31/1997            12,284            13,105               12,916
                        04/30/1997            12,487            13,314               13,102
                        05/31/1997            12,594            13,455               13,213
                        06/30/1997            12,747            13,612               13,361
                        07/31/1997            13,019            13,857               13,737
                        08/31/1997            12,972            13,840               13,598
                        09/30/1997            13,127            14,019               13,806
                        10/31/1997            13,264            14,161               14,042
                        11/30/1997            13,286            14,198               14,114
                        12/31/1997            13,413            14,337               14,265
                        01/31/1998            13,549            14,475               14,480
                        02/28/1998            13,576            14,525               14,440
                        03/31/1998            13,604            14,588               14,487
                        04/30/1998            13,687            14,684               14,546
                        05/31/1998            13,782            14,794               14,695
                        06/30/1998            13,861            14,834               14,863
                        07/31/1998            13,918            14,917               14,887
                        08/31/1998            14,112            15,037               15,275
                        09/30/1998            14,267            15,223               15,682
                        10/31/1998            14,206            15,206               15,634
                        11/30/1998            14,272            15,303               15,633
                        12/31/1998            14,331            15,369               15,670
                        01/31/1999            14,407            15,469               15,763
                        02/28/1999            14,296            15,425               15,369
                        03/31/1999            14,409            15,522               15,446
                        04/30/1999            14,468            15,595               15,495
                        05/31/1999            14,335            15,508               15,352
                        06/30/1999            14,237            15,442               15,320
                        07/31/1999            14,139            15,350               15,297
                        08/31/1999            14,133            15,348               15,297
                        09/30/1999            14,363            15,603               15,424
                        10/31/1999            14,390            15,694               15,446
                        11/30/1999            14,417            15,709               15,427
                        12/31/1999            14,349            15,662               15,339
                        01/31/2000            14,235            15,553               15,356
                        02/29/2000            14,376            15,750               15,569
                        03/31/2000            14,550            15,988               15,841
                        04/30/2000            14,516            15,964               15,802
                        05/31/2000            14,514            16,037               15,816
                        06/30/2000            14,756            16,325               16,095
                        07/31/2000            14,836            16,412               16,244
                        08/31/2000            15,062            16,649               16,481
                        09/30/2000            15,190            16,814               16,521
                        10/31/2000            15,286            16,935               16,682
                        11/30/2000            15,501            17,176               17,014
                        12/31/2000            15,714            17,419               17,350
                        01/31/2001            15,980            17,697               17,511
                        02/28/2001            16,029            17,775               17,708
                        03/31/2001            16,110            17,885               17,780
                        04/30/2001            16,141            17,927               17,598
                        05/31/2001            16,238            18,066               17,667
                        06/30/2001            16,300            18,107               17,740
                        07/31/2001            16,547            18,436               18,167
                        08/31/2001            16,660            18,562               18,372
                        09/30/2001            16,894            18,845               18,705
                        10/31/2001            17,079            19,063               19,175
                        11/30/2001            16,923            18,915               18,760
                        12/31/2001            16,859            18,848               18,595
                        01/31/2002            17,007            19,070               18,717
                        02/28/2002            17,192            19,267               18,893
                        03/31/2002            17,000            19,087               18,481
                        04/30/2002            17,296            19,425               18,906
                        05/31/2002            17,408            19,558               19,034
                        06/30/2002            17,522            19,719               19,289
                        07/31/2002            17,799            19,956               19,713
                        08/31/2002            18,050            20,124               20,090
                        09/30/2002            18,353            20,280               20,547
                        10/31/2002            18,285            20,364               20,387
                        11/30/2002            18,187            20,396               20,220
                        12/31/2002            18,521            20,605               20,696



Performance Overview

SAFECO U.S. Government Fund

CLASS A AND CLASS B

--------------------------------------- --------------------------------------- --------------------------------------
                                                  With Sales Charge                     Without Sales Charge

--------------------------------------- --------------------------------------- --------------------------------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Average Annual Total Return for the
periods ended December 31, 2002
                                          1 Year       5 Year       10 Year       1 Year       5 Year       10 Year
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
SAFECO U.S. Government Fund
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
     Class A                               4.56%        5.53%        5.79%         9.53%        6.51%        6.28%
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
     Class B                               3.83%        5.78%        6.08%         8.83%        6.10%        6.08%
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Merrill Lynch GNMA Index                    N/A          N/A          N/A          9.32%        7.52%        7.49%
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Merrill Lynch U.S. Treasury/Agency          N/A          N/A          N/A         11.30%        7.73%        7.54%
Master Index
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
Lipper, Inc. (General U.S./Govt't           N/A          N/A          N/A          9.88%        6.56%        6.57%
Funds)
--------------------------------------- ------------ ------------ ------------- ------------ ------------ ------------
----------------------------------------------------------------------------------------------------------------------
Performance does not reflect the deduction for taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
----------------------------------------------------------------------------------------------------------------------


U.S. Government
Fund
Class A


                                                                                Merrill Lynch
                                Date                                            U.S. Treasury/
                                                           Merrill Lynch        Agency Master
                                               Class A       GNMA  Index                Index
                          12/31/1992             9,553            10,000               10,000
                          01/31/1993             9,694            10,132               10,210
                          02/28/1993             9,800            10,226               10,413
                          03/31/1993             9,839            10,288               10,450
                          04/30/1993             9,873            10,345               10,531
                          05/31/1993             9,902            10,400               10,522
                          06/30/1993            10,069            10,498               10,749
                          07/31/1993            10,111            10,549               10,813
                          08/31/1993            10,217            10,569               11,053
                          09/30/1993            10,228            10,574               11,103
                          10/31/1993            10,245            10,607               11,140
                          11/30/1993            10,148            10,610               11,021
                          12/31/1993            10,230            10,716               11,063
                          01/31/1994            10,344            10,800               11,216
                          02/28/1994            10,187            10,749               10,973
                          03/31/1994             9,864            10,470               10,744
                          04/30/1994             9,778            10,393               10,648
                          05/31/1994             9,811            10,414               10,640
                          06/30/1994             9,768            10,393               10,623
                          07/31/1994             9,956            10,598               10,804
                          08/31/1994             9,978            10,626               10,814
                          09/30/1994             9,828            10,507               10,666
                          10/31/1994             9,802            10,500               10,658
                          11/30/1994             9,717            10,474               10,631
                          12/31/1994             9,793            10,585               10,706
                          01/31/1995             9,993            10,814               10,903
                          02/28/1995            10,227            11,104               11,136
                          03/31/1995            10,262            11,158               11,206
                          04/30/1995            10,393            11,317               11,351
                          05/31/1995            10,680            11,654               11,808
                          06/30/1995            10,725            11,731               11,902
                          07/31/1995            10,738            11,760               11,864
                          08/31/1995            10,854            11,886               11,997
                          09/30/1995            10,958            12,009               12,110
                          10/31/1995            11,042            12,109               12,300
                          11/30/1995            11,172            12,241               12,487
                          12/31/1995            11,309            12,397               12,666
                          01/31/1996            11,384            12,492               12,745
                          02/29/1996            11,230            12,393               12,486
                          03/31/1996            11,164            12,376               12,386
                          04/30/1996            11,119            12,337               12,306
                          05/31/1996            11,094            12,290               12,288
                          06/30/1996            11,247            12,429               12,440
                          07/31/1996            11,264            12,485               12,469
                          08/31/1996            11,262            12,502               12,442
                          09/30/1996            11,449            12,704               12,646
                          10/31/1996            11,660            12,959               12,921
                          11/30/1996            11,833            13,157               13,145
                          12/31/1996            11,759            13,088               13,016
                          01/31/1997            11,835            13,180               13,032
                          02/28/1997            11,862            13,229               13,041
                          03/31/1997            11,736            13,105               12,916
                          04/30/1997            11,929            13,314               13,102
                          05/31/1997            12,031            13,455               13,213
                          06/30/1997            12,177            13,612               13,361
                          07/31/1997            12,438            13,857               13,737
                          08/31/1997            12,393            13,840               13,598
                          09/30/1997            12,541            14,019               13,806
                          10/31/1997            12,672            14,161               14,042
                          11/30/1997            12,693            14,198               14,114
                          12/31/1997            12,814            14,337               14,265
                          01/31/1998            12,944            14,475               14,480
                          02/28/1998            12,970            14,525               14,440
                          03/31/1998            12,996            14,588               14,487
                          04/30/1998            13,076            14,684               14,546
                          05/31/1998            13,166            14,794               14,695
                          06/30/1998            13,242            14,834               14,863
                          07/31/1998            13,297            14,917               14,887
                          08/31/1998            13,482            15,037               15,275
                          09/30/1998            13,630            15,223               15,682
                          10/31/1998            13,572            15,206               15,634
                          11/30/1998            13,635            15,303               15,633
                          12/31/1998            13,691            15,369               15,670
                          01/31/1999            13,764            15,469               15,763
                          02/28/1999            13,658            15,425               15,369
                          03/31/1999            13,765            15,522               15,446
                          04/30/1999            13,821            15,595               15,495
                          05/31/1999            13,694            15,508               15,352
                          06/30/1999            13,601            15,442               15,320
                          07/31/1999            13,507            15,350               15,297
                          08/31/1999            13,502            15,348               15,297
                          09/30/1999            13,722            15,603               15,424
                          10/31/1999            13,747            15,694               15,446
                          11/30/1999            13,773            15,709               15,427
                          12/31/1999            13,708            15,662               15,339
                          01/31/2000            13,599            15,553               15,356
                          02/29/2000            13,734            15,750               15,569
                          03/31/2000            13,900            15,988               15,841
                          04/30/2000            13,868            15,964               15,802
                          05/31/2000            13,876            16,037               15,816
                          06/30/2000            14,102            16,325               16,095
                          07/31/2000            14,160            16,412               16,244
                          08/31/2000            14,372            16,649               16,481
                          09/30/2000            14,491            16,814               16,521
                          10/31/2000            14,595            16,935               16,682
                          11/30/2000            14,795            17,176               17,014
                          12/31/2000            14,979            17,419               17,350
                          01/31/2001            15,230            17,697               17,511
                          02/28/2001            15,289            17,775               17,708
                          03/31/2001            15,364            17,885               17,780
                          04/30/2001            15,373            17,927               17,598
                          05/31/2001            15,462            18,066               17,667
                          06/30/2001            15,518            18,107               17,740
                          07/31/2001            15,750            18,436               18,167
                          08/31/2001            15,871            18,562               18,372
                          09/30/2001            16,074            18,845               18,705
                          10/31/2001            16,246            19,063               19,175
                          11/30/2001            16,111            18,915               18,760
                          12/31/2001            16,031            18,848               18,595
                          01/31/2002            16,184            19,070               18,717
                          02/28/2002            16,356            19,267               18,893
                          03/31/2002            16,153            19,087               18,481
                          04/30/2002            16,430            19,425               18,906
                          05/31/2002            16,533            19,558               19,034
                          06/30/2002            16,656            19,719               19,289
                          07/31/2002            16,897            19,956               19,713
                          08/31/2002            17,131            20,124               20,090
                          09/30/2002            17,414            20,280               20,547
                          10/31/2002            17,363            20,364               20,387
                          11/30/2002            17,249            20,396               20,220
                          12/31/2002            17,561            20,605               20,696

U.S. Government Fund
Class B


                                                                                Merrill Lynch
                               Date                                             U.S. Treasury/
                                                Class B    Merrill Lynch        Agency Master
                                                             GNMA  Index                Index
                          12/31/1992            10,000            10,000               10,000
                          01/31/1993            10,147            10,132               10,210
                          02/28/1993            10,258            10,226               10,413
                          03/31/1993            10,299            10,288               10,450
                          04/30/1993            10,335            10,345               10,531
                          05/31/1993            10,365            10,400               10,522
                          06/30/1993            10,540            10,498               10,749
                          07/31/1993            10,583            10,549               10,813
                          08/31/1993            10,694            10,569               11,053
                          09/30/1993            10,706            10,574               11,103
                          10/31/1993            10,724            10,607               11,140
                          11/30/1993            10,622            10,610               11,021
                          12/31/1993            10,708            10,716               11,063
                          01/31/1994            10,827            10,800               11,216
                          02/28/1994            10,663            10,749               10,973
                          03/31/1994            10,325            10,470               10,744
                          04/30/1994            10,235            10,393               10,648
                          05/31/1994            10,270            10,414               10,640
                          06/30/1994            10,224            10,393               10,623
                          07/31/1994            10,421            10,598               10,804
                          08/31/1994            10,445            10,626               10,814
                          09/30/1994            10,288            10,507               10,666
                          10/31/1994            10,261            10,500               10,658
                          11/30/1994            10,172            10,474               10,631
                          12/31/1994            10,250            10,585               10,706
                          01/31/1995            10,461            10,814               10,903
                          02/28/1995            10,705            11,104               11,136
                          03/31/1995            10,741            11,158               11,206
                          04/30/1995            10,879            11,317               11,351
                          05/31/1995            11,179            11,654               11,808
                          06/30/1995            11,226            11,731               11,902
                          07/31/1995            11,239            11,760               11,864
                          08/31/1995            11,361            11,886               11,997
                          09/30/1995            11,470            12,009               12,110
                          10/31/1995            11,559            12,109               12,300
                          11/30/1995            11,694            12,241               12,487
                          12/31/1995            11,837            12,397               12,666
                          01/31/1996            11,916            12,492               12,745
                          02/29/1996            11,755            12,393               12,486
                          03/31/1996            11,686            12,376               12,386
                          04/30/1996            11,639            12,337               12,306
                          05/31/1996            11,613            12,290               12,288
                          06/30/1996            11,773            12,429               12,440
                          07/31/1996            11,790            12,485               12,469
                          08/31/1996            11,788            12,502               12,442
                          09/30/1996            11,984            12,704               12,646
                          10/31/1996            12,205            12,959               12,921
                          11/30/1996            12,386            13,157               13,145
                          12/31/1996            12,309            13,088               13,016
                          01/31/1997            12,389            13,180               13,032
                          02/28/1997            12,416            13,229               13,041
                          03/31/1997            12,284            13,105               12,916
                          04/30/1997            12,487            13,314               13,102
                          05/31/1997            12,594            13,455               13,213
                          06/30/1997            12,747            13,612               13,361
                          07/31/1997            13,019            13,857               13,737
                          08/31/1997            12,972            13,840               13,598
                          09/30/1997            13,127            14,019               13,806
                          10/31/1997            13,264            14,161               14,042
                          11/30/1997            13,286            14,198               14,114
                          12/31/1997            13,413            14,337               14,265
                          01/31/1998            13,549            14,475               14,480
                          02/28/1998            13,576            14,525               14,440
                          03/31/1998            13,604            14,588               14,487
                          04/30/1998            13,687            14,684               14,546
                          05/31/1998            13,782            14,794               14,695
                          06/30/1998            13,861            14,834               14,863
                          07/31/1998            13,918            14,917               14,887
                          08/31/1998            14,112            15,037               15,275
                          09/30/1998            14,267            15,223               15,682
                          10/31/1998            14,206            15,206               15,634
                          11/30/1998            14,272            15,303               15,633
                          12/31/1998            14,331            15,369               15,670
                          01/31/1999            14,407            15,469               15,763
                          02/28/1999            14,296            15,425               15,369
                          03/31/1999            14,409            15,522               15,446
                          04/30/1999            14,468            15,595               15,495
                          05/31/1999            14,335            15,508               15,352
                          06/30/1999            14,237            15,442               15,320
                          07/31/1999            14,139            15,350               15,297
                          08/31/1999            14,133            15,348               15,297
                          09/30/1999            14,363            15,603               15,424
                          10/31/1999            14,390            15,694               15,446
                          11/30/1999            14,417            15,709               15,427
                          12/31/1999            14,349            15,662               15,339
                          01/31/2000            14,235            15,553               15,356
                          02/29/2000            14,376            15,750               15,569
                          03/31/2000            14,550            15,988               15,841
                          04/30/2000            14,516            15,964               15,802
                          05/31/2000            14,515            16,037               15,816
                          06/30/2000            14,743            16,325               16,095
                          07/31/2000            14,794            16,412               16,244
                          08/31/2000            15,006            16,649               16,481
                          09/30/2000            15,120            16,814               16,521
                          10/31/2000            15,219            16,935               16,682
                          11/30/2000            15,419            17,176               17,014
                          12/31/2000            15,618            17,419               17,350
                          01/31/2001            15,852            17,697               17,511
                          02/28/2001            15,905            17,775               17,708
                          03/31/2001            15,972            17,885               17,780
                          04/30/2001            15,989            17,927               17,598
                          05/31/2001            16,054            18,066               17,667
                          06/30/2001            16,103            18,107               17,740
                          07/31/2001            16,350            18,436               18,167
                          08/31/2001            16,447            18,562               18,372
                          09/30/2001            16,647            18,845               18,705
                          10/31/2001            16,832            19,063               19,175
                          11/30/2001            16,665            18,915               18,760
                          12/31/2001            16,571            18,848               18,595
                          01/31/2002            16,719            19,070               18,717
                          02/28/2002            16,887            19,267               18,893
                          03/31/2002            16,684            19,087               18,481
                          04/30/2002            16,960            19,425               18,906
                          05/31/2002            17,056            19,558               19,034
                          06/30/2002            17,154            19,719               19,289
                          07/31/2002            17,409            19,956               19,713
                          08/31/2002            17,639            20,124               20,090
                          09/30/2002            17,901            20,280               20,547
                          10/31/2002            17,838            20,364               20,387
                          11/30/2002            17,727            20,396               20,220
                          12/31/2002            18,037            20,605               20,696




          PORTFOLIO OF INVESTMENTS
          As of December 31, 2002


SAFECO U.S. Government Fund                                                                 VALUE
PRINCIPAL AMOUNT                                                                          (000's)
(000's)
---------------------------------------------------------- ---------------------------------------
------------------------------------------------------------------ -------------------------------
ASSET BACKED SECURITIES - 71.0%
Consumer Finance - 6.5%
                       $2,000     Americredit Automobile                                   $2,093
                                  Receivable Trust
                                  4.41 %, due 11/12/08
                        1,500     Chemical Master Credit Card Trust                         1,615
                                  5.98% due 9/15/08

Federal Home Loan Bank (FHLB) - 17.7%
                        2,500     4.125%, due 1/14/05                                       2,614
                        5,400     4.625%, due 4/15/05                                       5,728
                        1,500     5.75%, due 5/15/12                                        1,677

Federal Home Loan Mortgage Corp.  (FHLMC) - 5.4%
                          829     6.00%, due 4/01/14                                          872
                        1,394     6.50%, due 4/01/29                                        1,453
                          700     8.00%, due 9/01/25                                          758

Federal National Mortgage Association (FNMA) - 5.4%
                          714     7.00%, due 10/01/29                                         752
                          944     7.00%, due 4/01/29                                          994
                          251     7.00%, due 5/01/29                                          264
                          690     8.00%, due 7/01/27                                          754
                          262     9.00%, due 11/01/22                                         293

Government National Mortgage Association (GNMA) - 36.0%
                        1,281     6.00%, due 10/15/28                                       1,339
                        3,958     6.00%, due 11/20/31                                       4,111
                        1,069     6.00%, due 12/15/28                                       1,118
                          767     6.50%, due 1/20/24                                          806
                        2,271     6.50%, due 2/15/32                                        2,385
                        3,191     6.50%, due 7/15/28                                        3,354
                          163     6.50%, due 8/15/29                                          171
                          856     7.00%, due 1/15/30                                          908
                        1,421     7.00%, due 4/15/28                                        1,509
                        1,115     7.00%, due 7/20/31                                        1,175
                        1,562     7.50%, due 10/15/27                                       1,670
                          518     8.00%, due 3/20/30                                          557
                        1,196     8.25%, due 5/15/20                                        1,313
                                                                                          --------
                                                                                          --------

TOTAL ASSET BACKED SECURITIES (cost $38,850)                                               40,283
                                                                                          --------

U.S. GOVERNMENT OBLIGATIONS  - 26.9%
U.S. Treasury Note - 26.9%
                       $2,350     4.875%, due 2/15/12                                      $2,552
                        2,000     5.50%, due 8/15/28                                        2,161
                        2,700     5.625%, due 5/15/08                                       3,063
                        1,300     6.50%, due 2/15/10                                        1,554
                        2,900     7.25%, due 5/15/16                                        3,713
                        1,500     8.75%, due 5/15/20                                        2,212
                                                                                          --------
                                                                                          --------

TOTAL U.S. GOVERNMENT OBLIGATIONS  (cost $14,224)                                          15,255

CASH EQUIVALENTS -1.0%

Investment Companies
                          559     AIM Short-Term Investments Co.                              559
                                  Liquid Assets Money Market Portfolio
                                  (Institutional Shares)
                                                                                          --------
                                                                                          --------

CASH EQUIVALENTS  (cost $559)                                                                 559
                                                                                          --------

TOTAL INVESTMENTS (cost $53,633) - 98.9%                                                   56,097

Other Assets, less Liabilities                                                                624
                                                                                          --------
                                                                                          --------

NET ASSETS                                                                                 56,721
                                                                                          ========



                             [Proxy and Proxy Card]

PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                            SAFECO TAXABLE BOND TRUST
                              4854 - 154th Place NE
                                Redmond, WA 98052
                                 (425) 376-8203


         This Statement of Additional Information relates specifically to the proposed reorganization whereby the Safeco U.S Government Fund (the "Government Fund"), a series of the Safeco Taxable Bond Trust (the "Trust") would acquire the assets of the Safeco Intermediate-Term U.S. Treasury Fund (the "Treasury Fund") in exchange solely for shares of the Government Fund and the assumption by the Government Fund of the Treasury Fund's liabilities (the "Reorganization"). This Statement of Additional Information consists of this cover page, the PRO FORMA financial statements of the Government Fund (giving effect to the Reorganization) for the fiscal year ended December 31, 2002, and the following described documents, each of which is incorporated by reference herein:

      (1) The Statement of Additional Information of the Trust, dated April 30, 2003.

      (2) The Fixed Income Funds Investor Class Annual Report to Shareholders of the Trust for the fiscal year ended December 31, 2002.

      (3) The Class A, B and C Shares Annual Report to Shareholders of the Trust for the fiscal year ended December 31, 2002.

             This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated August 15, 2003 relating to the above-referenced matter. A copy of the Proxy Statement/Prospectus may be obtained by writing to Safeco Mutual Funds, 4854 - 154th Place NE, Redmond, WA 98052, or by calling toll-free 1-800-822-5544.

         This Statement of Additional Information is dated August 15, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION

                                Table of Contents


Unaudited PRO FORMA Combined Financial Statements of the Safeco U.S. Government Fund and the Safeco Intermediate-Term U.S. Treasury
Fund..........................................................................3

Safeco U.S. Government Fund
Pro Forma Portfolio of Investments
December 31, 2002
(Unaudited)


                                                       PRINCIPAL AMOUNT (000's)                         VALUE (000's)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                     U.S.        Intermediate-Term Combined    U.S.   Intermediate-Term Combined
                                                  Government       U.S. Treasury    Funds   Government  U.S. Treasury     Funds
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------




ASSET BACKED SECURITIES - 53.2%
Consumer Finance - 4.4%


Americredit Automobile Receivables Trust 4.41%,
due 11/12/08                                          2,000                        2,000        $2,093                    $2,093
Chemical Master Credit Card Trust 5.98%, due
9/15/08                                               1,500                        1,500         1,615                     1,615

Federal Home Loan Bank -11.8%


 4.125%, due 1/14/05                                  2,500                        2,500         2,614                     2,614
 4.625%, due 4/15/05                                  5,400                        5,400         5,728                     5,728
 5.75%, due 5/15/12                                   1,500                        1,500         1,677                     1,677

Federal Home Loan Mortgage Corp. (FHLMC) - 4.0%


 5.50%  due 8/01/17                                                     271          271                         $282        282
 6.00%, due 4/01/14                                     829                          829           872                       872
 6.50%, due 4/01/29                                   1,394                        1,394         1,453                     1,453
 8.00%  due 9/01/25                                     700                          700           758                       758

Federal National Mortgage Association (FNMA) -
7.4%


 6.00%due 4/01/32                                                       933          933                          966        966
 6.00%, due 8/01/32                                                     863          863                          893        893
 6.625%, due 11/15/30                                                 1,125        1,125                        1,320      1,320
 7.00%, due 10/01/29                                    714                          714           752                       752
 7.00%, due 4/01/29                                     944                          944           994                       994
 7.00%, due 5/01/29                                     251                          251           264                       264
 8.00%,  due 7/01/27                                    690                          690           754                       754
 9.00%, due 11/01/22                                    262                          262           293                       293

Government National Mortgage Association (GNMA) -
25.6%


 6.00%, due 10/15128                                  1,281                        1,281         1,339                     1,339
 6.00%, due 11/20/31                                  3,958                        3,958         4,111                     4,111
 6.00%, due 12/15/28                                  1,069                        1,069         1,118                     1,118
 6.50%, due 1/20/24                                     767                          767           806                       806
 6.50%, due 2/15/32                                   2,271                        2,271         2,385                     2,385
 6.50%, due 7/15/28                                   3,191                        3,191         3,354                     3,354
 6.50%, due 8/15/29                                     163                          163           171                       171
 7.00%, due 1/15/30                                     856                          856           908                       908
 7.00%, due 4/15/28                                   1,421                        1,421         1,509                     1,509
 7.00%, due 7/20/31                                   1,115                        1,115         1,175                     1,175
 7.50%, due 10/15/27                                  1,562                        1,562         1,670                     1,670
 8.00%, due 12/15/29                                                  1,216        1,216                        1,316      1,316
 8.00%, due 3/20/30                                     518                          518           557                       557
 8.25%, due 5/15/20                                   1,196                        1,196         1,313                     1,313
                                                                                 -------------------------------------------------
                                                                                 -------------------------------------------------
TOTAL ASSET BACKED SECURITIES (cost $43,451)                                                    40,283          4,777     45,060
                                                                                 -------------------------------------------------

Safeco U.S. Government Fund
Pro Forma Portfolio of Investments (continued)
December 31, 2002
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   U.S.     Intermediate-Term    Combined      U.S.    Intermediate-Term   Combined
                                              Government     U.S. Treasury       Funds     Government   U.S. Treasury      Funds
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 45.0%


U.S. Treasury Notes - 45.0%

10.00%, due 5/15/10                                                   3,100         3,100                            3,671

 3.50%, due 11/15/06                                                  3,500         3,500                            3,642

 4.875%, due 2/15/12                                 2,350                          2,350           2,552

 5.50%, due 1/31/03                                                   2,850         2,850                            2,860

 5.50%, due 2/15/08                                                   2,250         2,250                            2,539

 5.50%, due 8/15/28                                  2,000                          2,000           2,161

 5.625%, due 5/15/08                                 2,700                          2,700           3,063

 6.00%, due 8/15/09                                                   2,195         2,195                            2,552

 6.125%, due 8/15/29                                                  1,100         1,100                            1,291

 6.50%, due 11/15/26                                                    250           250                              304

 6.50%, due 2/15/10                                  1,300                          1,300           1,554

 7.25%, due 5/15/16                                  2,900                          2,900           3,713

 8.75%, due 5/15/20                                  1,500                          1,500           2,212

 9.25%, due 2/15/16                                                   2,150         2,150                            3,190

U.S. Treasury Inflation Index Note 3.50%
        due 1/15/11                                  2,445         2,445                            2,796
                                                                                 --------------------------------------------
                                                                                 --------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS (cost $35,986)                                                   15,255           22,845
                                                                                  --------------------------------------------
 CASH
 EQUIVALENTS
 - 1.0%
 Investment
 Companies

 AIM Short-Term Investments Co.
 Liquid Assets Money Market
 Portfolio (Institutional Shares)                     559              299                        559                  299


 TOTAL CASH EQUIVALENTS (cost $858)                                                               559                  299




 TOTAL INVESTMENTS (cost $80,295)- 99.1%                                                          56,097            27,921



                           Other Assets, less Liabilities                                         624                  104




 NET ASSETS                                                                                       $56,721          $28,025



Safeco U.S. Government Fund
Pro Forma Statement of Assets & Liabilities
December 31, 2002
(Unaudited)


                                                                              Safeco
                                                            Safeco         Intermediate
                                                             U.S.              Term
-- (In Thousands, Except Per-Share Amounts) --            Government      U.S. Treasury
                                                             Fund              Fund                         Pro Forma
                                                                                             Adjustments     Combined
---------------------------------------------------------
---------------------------------------------------------
Assets
    Investments, at Cost
                                                           $ 53,633           $ 26,662         $             $   80,295
                                                           --------         ----------                       ----------

    Investments, at Value                                  $ 56,097           $ 27,921         $             $   84,018
    Receivables:                                                                                                      0
       Trust Shares Sold                                        690                195                              885
        Dividends and Interest                                  453                394                              847
        Other                                                                      ---                                --
        Receivable From Advisor                                                      3                                3
                                                        -----------------------------------------------------------------
                                                        -----------------------------------------------------------------
            Total Assets                                     57,240             28,513                           85,753
Liabilities
    Payables:
       Trust Shares Redeemed
                                                                423                418                              841
        Payable Upon Return of Securities Loaned
        Notes Payable                                           ---               ---                                --
        Dividends                                                40                 32                               72
        Investment Advisory Fees                                 26                 13                               39
        Other Accrued Expenses                                   30                 25                               55
                                                        -----------------------------------------------------------------
                                                        -----------------------------------------------------------------
            Total Liabilities                                   519                488                            1,007
                                                        -----------------------------------------------------------------
                                                        -----------------------------------------------------------------
Net Assets                                                 $ 56,721           $ 28,025                          $ 84,746
                                                        -----------------------------------------------------------------
                                                        -----------------------------------------------------------------
    Investor Class:
        Net Assets                                         $ 55,644           $ 23,087            $---    $      78,731
       Trust Shares Outstanding                               5,632              2,108             229            7,969
        Net Asset Value, Offering Price, and Redemption
          Price Per Share
                                                        $      9.88            $ 10.95            $                9.88
                                                        -----------------------------------------------------------------
                                                        -----------------------------------------------------------------
    Class A:
                                   Net Assets
                                                        $       740            $ 2,799            $ ---       $    3,539
       Trust Shares Outstanding                                  75                255               28              358
        Net Asset Value and Redemption Price Per Share  $      9.88            $ 10.96            $                 9.88
                                                        -----------------------------------------------------------------
                                                        -----------------------------------------------------------------
        Maximum Offering Price Per Share (Including
          Sales Charge of 4.5%)
                                                        $     10.35            $ 11.48            $                10.35
                                                        -----------------------------------------------------------------
                                                        -----------------------------------------------------------------
    Class B:
                                   Net Assets
                                                        $       337            $ 2,139            $             $ 2,476
       Trust Shares Outstanding                                  34                195              21              250
        Net Asset Value and Offering Price Per Share    $      9.89            $ 10.97                    $        9.89
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

    Analysis of Net Assets:
        Paid in Capital (Par Value $.001, Unlimited
          Shares Authorized)
                                                           $ 56,522           $ 26,904            $             $83,426
        Distributable Earnings                                  199              1,121                            1,320
                                                        -----------------------------------------------------------------
                                                        -----------------------------------------------------------------
    Net Assets                                             $ 56,721           $ 28,025                           84,746
-------------------------------------------------------------------------------------------------------------------------
                                                        -----------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 See Notes to Pro Forma Financial Statements

Safeco U.S. Government Fund
Pro Forma Statement of Operations
For The Year Ended December 31, 2002
(Unaudited)

                                                                                  Safeco
                                                                                Intermediate
                                                                 Safeco            Term
                                                                  U.S.          U.S. Treasury
                                                              Government           Fund                         Pro Forma
-- (In Thousands) --                                             Fund                          Adjustments       Combined
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income
   Dividends
                                                         $       --             $ --        $         --         $      --
   Interest                                                    2,909            1,264                                 4,173
   Income from Securities Loaned, net                            --                --                 --                 --
                                                                --------------------------------------------------------------------
                                                                --------------------------------------------------------------------
      Total Investment Income                                  2,909            1,264                 --              4,173
Expenses
   Investment Advisory
                                                                286              140                  --              426
   Fund Accounting and Administration                            47               23                  --               70
   Transfer Agent - Investor Class                               71               35                  --              106
                  - Class A                                                       5                   --                5
                  - Class B                                       1                3                  --                4
   Shareholder Service - Class A                                  1                5                  --                6
                          - Class B                               1                3                  --                4
   Distribution           - Class B                               2               11                  --               13
   Legal and Auditing                                            21               20              (10) (1)             31
   Custodian                                                      8                6               (3) (1)             11
   Registration                                                  29               29              (27) (1)             31
   Reports to Shareholders                                        9                5           --                      14
   Trustees                                                       7                7               (6) (1)              8
   Loan Interest
   Other                                                          6                3               (3) (1)              6
                                                          --------------------------------------------------------------------
                                                          --------------------------------------------------------------------

      Total Expenses Before Expense Reimbursement/Waiver        489              295              (49)                735

   Expense Reimbursement/Waiver
           From Advisor - Investor Class                                         (27)               27 (1)
                                     - Class A                                                     3   (1)
                                                                                  (1)                  (5)            (3)
                                     - Class B                  (1)               (2)                2 (1)            (1)
                                                          --------------------------------------------------------------------
                                                          --------------------------------------------------------------------

      Total Expenses After Expense Reimbursement/Waiver         487              261              (17)                731
                                                          --------------------------------------------------------------------
                                                          --------------------------------------------------------------------

Investment Income                                             2,422            1,003                17              3,442

Realized and Unrealized Gain (Loss) on Investments
   Net Realized Gain (Loss) on Investments                      866              716                --              1,582
   Net Change in Unrealized Appreciation (Depreciation)       1,532              812                --              2,344
                                                          --------------------------------------------------------------------
                                                          --------------------------------------------------------------------
                                                                                                                    --
Net Gain (Loss) on Investments                                2,398            1,528                                3,926
                                                          --------------------------------------------------------------------
                                                          --------------------------------------------------------------------

Net Change in Net Assets Resulting from Operations    $       4,820         $ 2,531       $          17           $ 7,368
                                                          --------------------------------------------------------------------
(1) Adjustments reflect expected savings and offsetting expense reimbursements when the funds combine.
See Notes to Pro Forma Financial Statements

NOTES TO PRO FORMA FINANCIAL STATEMENTS
DECEMBER 31, 2002
(UNAUDITED)


1.  GENERAL

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of the U.S. Government Fund ("Government Fund") and the Safeco Intermediate-Term Treasury Fund ("Treasury Fund"), hereinafter collectively referred to as the "Funds". The Pro Forma Statement of Assets and Liabilities and Portfolio of Investments are presented as if such reorganization had taken place as of December 31, 2002. The pro forma Statement of Operations is presented as if such reorganization had taken place at the beginning of the fiscal year ended December 31, 2002.

The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Treasury Fund to Government Fund in exchange for shares of the Government Fund under generally accepted accounting principles. However, it is possible that Treasury Fund and Government Fund shareholders will not approve the reorganization.


The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Government Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of each fund in carrying out its obligations under the Agreement and Plan of Reorganization ("Agreement"), which will be paid by Safeco Asset Management Company, the Funds' investment advisor. Under the terms of the Agreement, the reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization as described in Section 368(a) of the Internal Revenue Code of 1986, as amended, with no gain or loss recognized as a consequence of the reorganization. Accordingly, the pro forma financial statements to not reflect any provision for income taxes as a result of the reorganization.


The accompanying financial statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information and are included in their respective annual reports dated December 31, 2002.



2.  PRO-FORMA ADJUSTMENTS

The accompanying unaudited pro forma Statement of Operations reflect changes in fund expenses as if the reorganization had taken place on January 1, 2002. Adjustments were made to expenses to reflect known duplication of services once the reorganizations take place. As a result of these reduced expenses, the expense reimbursement was adjusted to compensate for the overall decreased level of expenses.

The accompanying unaudited pro forma Statement of Assets and Liabilities assumes the issuance of additional shares of the Government Fund that would have been issued at December 31, 2002. The pro forma number of shares outstanding of 7,969, 358, and 250 each of Investor Class, Class A, and Class B, respectively, includes 2,337, 283, and 216 additional shares from each class of Investor Class, Class A, and Class B, respectively, all of which are assumed to be issued in the reorganization on December 31, 2002. The number of shares assumed to be issued is equal to the net assets at December 31, 2002 of each of the classes of the Treasury Fund divided by the net asset value per share of the Government Fund as of December 31, 2002.

                                    PART C

                            SAFECO TAXABLE BOND TRUST
                                     PART C
                                OTHER INFORMATION

Item 15.  Indemnification

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under the Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its administrator and accounting agent ("Administration and Fund Accounting Agreement"), the agent agrees to indemnify and hold harmless the Registrant and its officers, trustees and employees, from all taxes, charges, expenses, assessments, claims and liabilities, including, without limitation, liabilities arising under the 1940 Act, the 1933 Act, as amended, the Securities Exchange Act, as amended, the Commodities Act and any state or foreign securities, Blue Sky laws, and expenses, including, without limitation, reasonable attorneys' fees and disbursements, arising directly or indirectly from any action or omission of agent that does not meet the standard of care under the agreement.

Under an agreement with its investment advisor ("Amended and Restated Investment Advisory Agreement"), the Registrant agrees to pay such non-recurring expenses as may arise, including the costs of actions, suits, or proceedings to which the Registrant or any Series is a party and the expenses the Registrant or any Series may incur as a result of its legal obligation to provide indemnification to its trustees, officers, and agents.

Under an agreement with its distributor ("Distribution Agreement"), the Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent ("Transfer Agent Agreement"), the Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 16.  Exhibits

Exhibit
Number            Description of Document

(1)               Certificate of Trust 1/
                  Amended and Restated Trust Instrument 4/

(2)               Bylaws 10/

(3)               Not applicable

(4) Form of Agreement and Plan of Reorganization filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5)               Instrument Defining Rights of Security Holders  6/

(6)               Form of Amended and Restated Investment Advisory Contract  8/

(7)               Form of Distribution Agreement 4/
                  Form of Selling Dealer Agreement 9/

(8)               Not applicable

(9) Custody Agreement with State Street Bank and Trust Company 2/ Amendment to Custody Agreement 3/
                  Amendment to Custody Agreement  5/

(10)              Rule 12b-1 Plan (Advisor Class A)  4/
                  Rule 12b-1 Plan (Advisor Class B)  4/
                  Rule 12b-1 Plan (Advisor Class C)  4/
                  Rule 18f-3 Plan  4/

(11) Opinion of Counsel regarding the legality of securities being registered.*

(12) Opinion of Sutherland Asbill & Brennan LLP regarding tax matters.*

(13)              Form of Transfer Agent Agreement 10/
                  Form of Administration and Fund Accounting 8/

(14)              Consent of Independent Auditors (filed herewith).

(15)              Not applicable

(16)              Power of Attorney 10/

(17)              Not applicable

* To be filed by amendment.

1/ Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the
     SEC on or about January 31, 1996.

2/ Filed as an exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on or about April 30, 1997.

3/ Filed as an exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on or about February 26, 1998.

4/ Filed as an exhibit to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on February 29, 2000.

5/ Filed as an exhibit to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on February 28, 2001.

6/   Incorporating by reference the relevant disclosure from Exhibits(1)and(2).

7/ Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on or about April 28, 1998.

8/ Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on April 30, 1999.

9/ Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on April 30, 2002.

10/ Filed as an exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 33-22132) filed with the SEC on April 30, 2003.

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Safeco Taxable Bond Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, theretofore duly authorized, in the City of Redmond, and State of Washington, on the 11th day of July, 2003.

                                                SAFECO TAXABLE BOND TRUST
                                                By:  /s/ KEVIN A. ROWELL
                                                -------------------------------
                                                   Kevin A. Rowell, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


----------------------------------------- -------------------------------------- -------------------------------------
       Name                               Title                                  Date

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
/s/ KEVIN A. ROWELL                       President, Principal Executive         July 11, 2003
-------------------------------           Officer
Kevin A. Rowell

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
/s/ROGER F. HARBIN                        Sr. Vice President, Trustee and        July 11, 2003
-------------------------------           Chairman
Roger F. Harbin

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
RONALD L. SPAULDING*                      Vice President                         July 11, 2003
-------------------------------
Ronald L. Spaulding

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
DAVID H. LONGHURST*                       Vice President, Controller,            July 11, 2003
-------------------------------           Treasurer and Secretary
David H. Longhurst

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
BARBARA J. DINGFIELD*                     Trustee                                July 11, 2003
-------------------------------
Barbara J. Dingfield

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
RICHARD E. LUNDGREN*                      Trustee                                July 11, 2003
-------------------------------
Richard E. Lundgren

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
 LARRY L. PINNT*                          Trustee                                July 11, 2003
-------------------------------
Larry L. Pinnt

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
JOHN W. SCHNEIDER*                        Trustee                                July 11, 2003
-------------------------------
John W. Schneider

----------------------------------------- -------------------------------------- -------------------------------------
----------------------------------------- -------------------------------------- -------------------------------------
SCOTT M. BOGGS*                           Trustee                                July 11, 2003
-------------------------------
Scott M. Boggs

----------------------------------------- -------------------------------------- -------------------------------------



                                    *By  /s/ ROGER F. HARBIN


                                         ---------------------
                        Roger F. Harbin, Attorney-in-Fact


                                    *By  /s/ KEVIN A. ROWELL


                                         -------------------
                        Kevin A. Rowell, Attorney-in-Fact